UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3614
Rochester Fund Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2009

Item 1. Reports to Stockholders.

June 30, 2009

Rochester Fund Municipals

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

"Technology allows investors to be more informed than ever, but it doesn't change our advice to shareholders: Invest for the long term and let tax-free income compound over time."

— **Dan Loughran,** Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	14.6%
Airlines	7.8
Electric Utilities	7.6
Tax Increment Financing (TIF)	7.5
Hospital/Health Care	5.8
Special Tax	5.6
General Obligation	5.3
Marine/Aviation Facilities	4.8
Highways/Commuter Facilities	4.2
Not-For-Profit Organizations	3.7
Portfolio holdings are subject to change. Percentages are as of June 30, 2009, and are based on total assets.

Credit Allocation

AAA	3.9%
AA	24.0
A	15.2
BBB	36.9
BB or lower	20.0
Allocations are subject to change. Percentages are as of June 30, 2009, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 16.60% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
17 | ROCHESTER FUND MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Rochester Fund Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 5/15/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/17/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/17/97. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
18 | ROCHESTER FUND MUNICIPALS

Class Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
19 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on
20 | ROCHESTER FUND MUNICIPALS

accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	January 1, 2009	June 30, 2009	June 30, 2009

Class A	$1,000.00	$1,234.20	$9.45
Class B	1,000.00	1,228.80	14.67
Class C	1,000.00	1,229.40	14.29
Class Y	1,000.00	1,235.10	8.62

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.36	8.53
Class B	1,000.00	1,011.70	13.25
Class C	1,000.00	1,012.05	12.90
Class Y	1,000.00	1,017.11	7.78
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2009 are as follows:

Class	Expense Ratios
Class A	1.70%
Class B	2.64
Class C	2.57
Class Y	1.55
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
21 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—126.1%
New York—89.9%
$1,420,000	Albany County, NY Airport Authority[1]	5.000%		12/15/2035	$1,222,762
1,035,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.375		12/01/2024	855,272
1,700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625		12/01/2034	1,317,398
605,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900		07/01/2021	450,356
1,085,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.500		12/01/2028	1,086,215
1,420,000	Albany, NY IDA (Albany Medical Center)[1]	6.000		05/01/2019	1,260,364
2,460,000	Albany, NY IDA (Albany Medical Center)[1]	6.000		05/01/2029	1,868,222
215,000	Albany, NY IDA (Albany Municipal Golf Course Clubhouse)[1]	7.500		05/01/2012	212,151
790,000	Albany, NY IDA (Albany Rehabilitation)[1]	8.375		06/01/2023	655,242
3,125,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2027	2,249,719
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	911,250
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	585,378
7,005,000	Albany, NY IDA (Charitable Leadership)[1]	5.750		07/01/2026	5,376,548
2,015,000	Albany, NY IDA (Hampton Plaza)[1]	6.250		03/15/2018	1,694,152
900,000	Albany, NY IDA (New Covenant Charter School)	7.000	[2]	05/01/2025	605,880
1,285,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	1,031,071
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	1,194,266
895,000	Albany, NY Parking Authority[1]	5.625		07/15/2025	862,485
1,770,000	Albany, NY Parking Authority[3]	7.052	[4]	11/01/2017	1,162,147
925,000	Amherst, NY IDA (Asbury Pointe)[1]	5.800		02/01/2015	866,059
45,000	Amherst, NY IDA (Asbury Pointe)[1]	6.000		02/01/2023	35,710
3,000,000	Amherst, NY IDA (Asbury Pointe)[1]	6.000		02/01/2029	2,189,970
5,300,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	5.200		01/01/2040	3,125,569
25,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)[1]	5.250		08/01/2031	23,181
1,065,000	Blauvelt, NY Volunteer Fire Company[1]	6.250		10/15/2017	917,966
2,735,000	Brookhaven, NY IDA (Enecon Corp.)[1]	6.300		01/01/2033	1,914,199
2,425,000	Brookhaven, NY IDA (Stony Brook Foundation)[1]	6.500		11/01/2020	2,203,622
775,000	Broome County, NY IDA (Good Shepard Village)[1]	6.750		07/01/2028	642,250
1,550,000	Broome County, NY IDA (Good Shepard Village)[1]	6.875		07/01/2040	1,234,420
95,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2025	60,585
3,030,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2036	1,671,803
1,000,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2030	596,370
1,250,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2036	701,563
3,000,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2030	1,816,050
4,450,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2036	2,539,838
F1 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.750%	11/01/2030	$2,154,870
915,000	Canton, NY Human Services Initiatives[1]	5.700	09/01/2024	801,714
1,155,000	Canton, NY Human Services Initiatives[1]	5.750	09/01/2032	950,657
1,465,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450	09/15/2019	1,312,494
11,215,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000	01/01/2021	10,996,420
3,395,000	Chautauqua County, NY IDA (Jamestown Devel. Corp.)[1]	7.500	11/01/2018	2,889,960
1,900,000	Chautauqua County, NY IDA (Woman’s Christian Assoc. of Jamestown)[1]	6.400	11/15/2029	1,423,613
95,000	Chautauqua, NY Utility District[1]	5.000	06/01/2023	95,592
105,000	Chautauqua, NY Utility District[1]	5.000	06/01/2025	104,381
3,250,000	Chemung County, NY IDA (Arnot Ogden Medical Center)[1]	5.000	11/01/2029	2,877,810
1,915,000	Chemung County, NY IDA (Arnot Ogden Medical Center)[1]	5.000	11/01/2029	1,695,694
1,000,000	Chemung County, NY IDA (Arnot Ogden Medical Center)[1]	5.000	11/01/2034	850,960
1,455,000	Chemung County, NY IDA (Arnot Ogden Medical Center)[1]	5.000	11/01/2034	1,238,147
1,070,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850	07/01/2023	1,003,692
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000	07/01/2033	1,339,366
3,835,000	Chemung County, NY IDA (St. Joseph’s Hospital)[3]	6.000	01/01/2013	3,142,783
4,000,000	Chemung County, NY IDA (St. Joseph’s Hospital)[3]	6.350	01/01/2013	3,278,000
4,910,000	Chemung County, NY IDA (St. Joseph’s Hospital)[3]	6.500	01/01/2019	3,888,720
875,000	Clifton Springs, NY Hospital & Clinic[1]	7.650	01/01/2012	874,641
2,345,000	Clifton Springs, NY Hospital & Clinic[1]	8.000	01/01/2020	2,344,578
35,000	Cohoes, NY GO1	6.200	03/15/2012	34,944
25,000	Cohoes, NY GO1	6.200	03/15/2013	24,592
25,000	Cohoes, NY GO1	6.250	03/15/2014	24,446
25,000	Cohoes, NY GO1	6.250	03/15/2015	24,042
25,000	Cohoes, NY GO1	6.250	03/15/2016	23,668
1,275,000	Columbia County, NY IDA (Berkshire Farms)[1]	7.500	12/15/2014	1,155,125
3,300,000	Corinth, NY IDA (International Paper Company)[1]	5.750	02/01/2022	2,802,294
40,000	Corinth, NY IDA (International Paper Company)[1]	5.850	12/01/2020	35,712
5,370,000	Cortland County, NY IDA (Cortland Memorial Hospital)[1]	5.250	07/01/2032	4,490,501
2,310,000	Dutchess County, NY IDA (Elant Fishkill)[1]	5.250	01/01/2037	1,429,798
900,000	Dutchess County, NY IDA (St. Francis Hospital)[1]	7.500	03/01/2029	835,947
F2 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,000,000	Dutchess County, NY Water & Wastewater Authority[1]	5.400%[4]		06/01/2027	$405,720
3,200,000	East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)[1]	7.750		10/01/2032	2,824,896
1,355,000	East Rochester, NY Hsg. Authority (Gates Senior Hsg.)[1]	6.125		04/20/2043	1,410,216
2,410,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)[1]	6.750		03/01/2030	1,931,302
1,700,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500		08/01/2033	1,118,668
3,325,000	Elmira, NY Hsg. Authority (Eastgate Apartments)[1]	6.250		06/01/2044	2,320,983
2,160,000	Erie County, NY IDA (Air Cargo)[1]	8.500		10/01/2015	2,135,614
4,000,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.750		06/01/2025	3,373,480
7,000,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	5,615,680
1,960,000	Erie County, NY IDA (DePaul Properties)[1]	5.750		09/01/2028	1,274,725
2,435,000	Erie County, NY IDA (DePaul Properties)[1]	6.500		09/01/2018	1,949,851
1,800,000	Erie County, NY IDA (Global Concepts Charter School)[1]	6.250		10/01/2037	1,321,704
11,310,000	Erie County, NY IDA (Medaille College)[1]	7.625		04/01/2035	10,325,804
3,515,000	Erie County, NY IDA (Medaille College)[1]	8.250		11/01/2026	3,521,292
9,900,000	Erie County, NY IDA (Orchard Park CCRC)	6.000		11/15/2026	7,450,740
9,250,000	Erie County, NY IDA (Orchard Park CCRC)	6.000		11/15/2036	6,418,205
7,350,000	Erie County, NY IDA (The Episcopal Church Home)[1]	6.000		02/01/2028	5,690,150
25,290,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	16,775,616
72,595,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	46,123,959
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[4]	06/01/2047	2,201,310
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[4]	06/01/2050	1,958,607
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[4]	06/01/2060	3,932,160
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	13.683	[4]	06/01/2055	1,286,266
1,410,000	Essex County, NY IDA (International Paper Company)[1]	4.600		03/01/2027	977,624
2,300,000	Essex County, NY IDA (International Paper Company)[1]	6.450		11/15/2023	2,125,384
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625		09/01/2032	1,336,620
30,000	Essex County, NY IDA (Moses Ludington Nursing Home)[1]	6.200		02/01/2030	30,395
975,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	817,577
320,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	268,333
F3 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,235,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200%	06/01/2025	$972,810
410,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200	06/01/2025	322,957
1,100,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300	06/01/2035	789,756
9,300,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200	12/01/2023	7,373,319
4,440,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200	03/01/2028	3,283,735
1,850,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500	08/15/2022	1,546,230
1,625,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500	10/01/2026	1,285,944
5,680,000	Franklin County, NY IDA (Adirondack Medical Center)[1]	5.500	12/01/2029	5,019,132
900,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200	06/01/2025	708,930
1,000,000	Genesee County, NY IDA (United Memorial Medical Center)[1]	5.000	12/01/2027	662,220
3,630,000	Glen Cove, NY IDA (SLCD)[1]	7.375	07/01/2023	3,078,422
1,175,000	Green Island, NY Power Authority[1]	5.125	12/15/2024	1,087,944
2,520,000	Green Island, NY Power Authority[1]	6.000	12/15/2020	2,483,057
1,695,000	Green Island, NY Power Authority[1]	6.000	12/15/2025	1,621,590
195,000	Hempstead, NY IDA (Dentaco Corp.)[1]	7.250	11/01/2012	183,628
1,270,000	Hempstead, NY IDA (Dentaco Corp.)[1]	8.250	11/01/2025	1,034,961
9,375,000	Hempstead, NY IDA (Franklin Hospital Medical Center)[1]	6.375	11/01/2018	7,996,875
8,215,000	Hempstead, NY IDA (Franklin Hospital Medical Center)[1]	7.750	11/01/2022	7,831,195
25,260,000	Hempstead, NY IDA (Lynbrook Facilities)[1]	6.500	11/01/2042	17,547,869
3,665,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	6.500	11/01/2038	2,620,842
6,145,000	Hempstead, NY IDA (South Shore Y JCC)[1]	6.750	11/01/2024	4,472,761
1,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250	08/01/2034	826,100
1,285,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.400	11/01/2020	1,148,662
2,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.500	11/01/2030	1,581,780
140,000	Herkimer, NY Hsg. Authority[1]	7.150	03/01/2011	140,567
650,475,000	Hudson Yards, NY Infrastructure Corp[1]	5.000	02/15/2047	558,094,541
75,340,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	64,640,213
145,000	Huntington, NY Hsg. Authority (GJSR)[1]	5.875	05/01/2019	118,039
F4 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,000,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000%	05/01/2029	$717,850
8,500,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000	05/01/2039	5,734,950
740,000	Islip, NY IDA (Leeway School)[1]	9.000	08/01/2021	739,793
16,730,000	Islip, NY IDA (Southside Hospital Civic Facilities)[1]	7.750	12/01/2022	14,840,848
9,695,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	6.250	12/01/2031	6,854,074
1,125,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	6.250	12/01/2031	795,341
1,100,000	Islip, NY Res Rec, Series E1	5.750	07/01/2020	1,118,667
1,315,000	Islip, NY Res Rec, Series E1	5.750	07/01/2021	1,335,974
1,000,000	Islip, NY Res Rec, Series E1	5.750	07/01/2023	1,016,210
3,000,000	Kenmore, NY Hsg. Authority (SUNY at Buffalo)[1]	5.500	08/01/2024	2,804,310
60,000	L.I., NY Power Authority, Series A1	5.125	09/01/2029	59,143
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2040	4,181,647
850,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2028	723,792
1,100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2032	904,695
1,290,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300	02/01/2021	1,177,035
5,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350	02/01/2031	4,460,225
1,605,000	Middletown, NY Hsg. Authority (Summitfield & Moore Heights)[1]	4.800	07/01/2039	1,536,402
590,000	Middletown, NY IDA (Flanagan Design & Display)[1]	7.500	11/01/2018	512,586
2,970,000	Middletown, NY IDA (Southwinds Retirement Home)[1]	6.375	03/01/2018	2,665,931
85,000	Middletown, NY IDA (YMCA)[1]	6.250	11/01/2009	84,549
1,255,000	Middletown, NY IDA (YMCA)[1]	7.000	11/01/2019	1,091,499
80,000	Monroe County, NY COP[1]	8.050	01/01/2011	78,450
50,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.750	05/01/2023	44,191
1,025,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.875	05/01/2033	832,413
480,000	Monroe County, NY IDA (Dayton Rogers Manufacturing)[1]	6.100	12/01/2009	475,003
4,005,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	5.875	02/01/2028	2,665,007
5,065,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	5.950	08/01/2028	3,458,382
4,265,000	Monroe County, NY IDA (DePaul Properties)[1]	6.150	09/01/2021	3,165,270
1,250,000	Monroe County, NY IDA (Highland Hospital of Rochester)[1]	5.000	08/01/2025	1,104,413
195,000	Monroe County, NY IDA (Melles Griot)[1]	9.500	12/01/2009	195,166
F5 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$2,500,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)[1]	6.500%		12/01/2042	$1,861,300
2,890,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.375		04/01/2029	2,226,485
2,190,000	Monroe County, NY IDA (St. John Fisher College)[1]	5.250		06/01/2026	1,956,875
3,175,000	Monroe County, NY IDA (St. John Fisher College)[1]	5.375		06/01/2024	2,930,970
2,175,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.375		07/01/2032	1,447,898
3,660,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.500		07/01/2027	2,584,802
795,000	Monroe County, NY IDA (Volunteers of America)[1]	5.700		08/01/2018	638,234
2,765,000	Monroe County, NY IDA (Volunteers of America)[1]	5.750		08/01/2028	1,892,145
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[4]	06/01/2061	2,236,000
580,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	433,277
2,265,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	1,502,986
600,000	Mount Vernon, NY IDA (Kings Court)[1]	5.200		12/01/2033	569,766
3,275,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.200		12/01/2033	2,712,093
2,295,000	Mount Vernon, NY IDA (Meadowview)[1]	6.150		06/01/2019	2,096,460
2,600,000	Mount Vernon, NY IDA (Meadowview)[1]	6.200		06/01/2029	2,160,964
802,824	Municipal Assistance Corp. for Troy, NY1	5.733	[4]	07/15/2021	445,977
1,218,573	Municipal Assistance Corp. for Troy, NY1	5.741	[4]	01/15/2022	652,656
735,000	Nassau County, NY IDA (ACDS)[1]	5.950		11/01/2022	590,080
590,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.500		06/01/2015	578,218
2,975,000	Nassau County, NY IDA (ALIA-ACLD)[1]	6.250		09/01/2022	2,463,032
180,000	Nassau County, NY IDA (ALIA-ACLD)[1]	7.125		06/01/2017	168,554
255,000	Nassau County, NY IDA (ALIA-ACLD)[1]	7.500		06/01/2015	249,908
4,640,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.000		11/01/2016	4,353,480
2,650,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.125		06/01/2017	2,481,487
1,280,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.500		06/01/2015	1,254,438
150,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.125		06/01/2012	147,278
1,575,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.500		06/01/2015	1,543,547
4,030,000	Nassau County, NY IDA (ALIA-FREE)[1]	8.150		06/01/2030	3,735,085
6,165,000	Nassau County, NY IDA (ALIA-FREE)[1]	8.250		06/01/2032	5,610,273
710,000	Nassau County, NY IDA (ALIA-HH)[1]	7.125		06/01/2017	664,851
545,000	Nassau County, NY IDA (ALIA-HHS)[1]	7.125		06/01/2017	510,343
150,000	Nassau County, NY IDA (ALIA-LVH)[1]	7.500		06/01/2015	147,005
12,500,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700		01/01/2043	9,534,125
385,000	Nassau County, NY IDA (CNGCS)[1]	7.500		06/01/2030	377,312
2,245,000	Nassau County, NY IDA (CNGCS)[1]	8.150		06/01/2030	2,080,711
5,005,000	Nassau County, NY IDA (CSMR)[1]	5.950		11/01/2022	4,018,164
615,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950		11/01/2022	493,740
F6 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.500%		11/01/2037	$1,200,612
3,150,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250		06/01/2027	2,779,088
655,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950		11/01/2022	525,854
3,685,000	Nassau County, NY IDA (Little Village School)[1]	7.500		12/01/2031	3,183,840
3,535,000	Nassau County, NY IDA (New York Water Service Corp.)[1]	5.000		12/01/2035	2,954,977
2,205,000	Nassau County, NY IDA (North Shore CFGA)[1]	6.750		05/01/2024	1,893,786
1,300,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150		11/01/2022	1,064,388
1,810,000	Nassau County, NY IDA (United Cerebral Palsy)[1]	6.250		11/01/2014	1,679,047
645,000	Nassau County, NY IDA (United Veteran’s Beacon House)[1]	6.500		11/01/2037	466,503
720,000	Nassau County, NY IDA, Series A-A1	6.000		07/02/2021	591,818
6,915,000	Nassau County, NY IDA, Series A-B1	6.000		07/01/2021	5,683,923
695,000	Nassau County, NY IDA, Series A-C1	6.000		07/01/2021	571,269
790,000	Nassau County, NY IDA, Series A-D1	6.000		07/01/2021	649,356
122,875,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	79,648,804
9,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250		06/01/2026	7,341,030
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[4]	06/01/2046	580,600
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[4]	06/01/2046	2,769,127
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	6.537	[4]	06/01/2060	5,423,805
40,000,000	Nassau County, NY Tobacco Settlement Corp.	7.351	[4]	06/01/2060	153,600
22,780,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	15,436,867
13,010,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250		07/01/2027	12,363,273
3,670,000	New Rochelle, NY IDA (Soundview Apartments)[1]	5.375		04/01/2036	3,370,528
3,300,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550		11/15/2024	3,086,754
3,020,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	2,658,989
1,500,000	Niagara County, NY IDA (Niagara University)[1]	5.350		11/01/2023	1,405,620
5,400,000	Niagara County, NY IDA (Niagara University)[1]	5.400		11/01/2031	4,803,354
2,600,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550		11/15/2024	2,437,942
7,250,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625		11/15/2024	7,005,168
20,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.750		05/15/2022	17,193
1,480,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	1,241,557
6,295,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	5,063,446
355,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2028	302,517
F7 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,420,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625%		04/01/2029	$1,292,995
3,155,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)[1]	7.375		12/15/2021	3,734,921
25,000	Nunda, NY GO1	8.000		05/01/2010	26,038
500,000	NY Carnegie Redevel. Corp.[3]	7.000		09/01/2021	391,950
8,480,000	NY Counties Tobacco Trust I1	6.250		06/01/2028	7,367,000
6,235,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	5,390,594
19,230,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	16,240,504
29,800,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	22,591,976
53,880,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	39,951,481
245,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	188,812
7,000,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	4,643,310
304,690,000	NY Counties Tobacco Trust IV	6.395	[4]	06/01/2055	2,626,428
608,700,000	NY Counties Tobacco Trust IV	6.816	[4]	06/01/2060	2,337,408
131,335,000	NY Counties Tobacco Trust IV	11.653	[4]	06/01/2050	2,311,496
82,500,000	NY Counties Tobacco Trust IV (TASC)[1]	0.000		06/01/2041	73,258,350
52,535,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	33,690,696
38,275,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	24,318,404
82,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.650	[5]	06/01/2041	4,828,725
344,970,000	NY Counties Tobacco Trust V	6.151	[4]	06/01/2038	21,564,075
623,610,000	NY Counties Tobacco Trust V	6.205	[4]	06/01/2050	10,975,536
643,195,000	NY Counties Tobacco Trust V	6.850	[4]	06/01/2055	5,544,341
3,845,000,000	NY Counties Tobacco Trust V	7.846	[4]	06/01/2060	14,764,800
148,570,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[6]	5.250		10/01/2035	135,621,960
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[3,7]	6.125		02/15/2019	2,200
51,560,000	NY MTA, Series A6	5.000		11/15/2030	52,039,186
20,000	NY MTA, Series A1	5.000		11/15/2032	19,278
25,000	NY MTA, Series B1	5.000		01/01/2031	24,902
1,830,000	NY Newark-Wayne Community Hospital[1]	7.600		09/01/2015	1,772,630
20,220,000	NY Seneca Nation Indians Capital Improvements[1]	5.000		12/01/2023	13,118,736
25,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		01/01/2032	25,029
33,060,000	NY Triborough Bridge & Tunnel Authority, Series A6	5.000		01/01/2027	33,314,876
13,950,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	10,430,555
251,510,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	171,439,276
337,515,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	221,251,208
15,000	NYC GO1	5.000		06/01/2020	15,419
25,000	NYC GO1	5.000		03/01/2025	25,155
20,000	NYC GO1	5.000		03/15/2029	20,021
F8 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$15,000	NYC GO1	5.000%		03/15/2029	$15,016
20,000,000	NYC GO6	5.000		04/01/2030	19,998,029
46,000,000	NYC GO6	5.000		06/01/2030	46,016,597
10,920,000	NYC GO6	5.000		08/01/2030	10,909,844
27,400,000	NYC GO6	5.000		06/01/2033	27,165,483
12,455,000	NYC GO6	5.000		12/01/2033	12,319,639
30,150,000	NYC GO6	5.000		11/01/2034	29,734,697
12,765,000	NYC GO6	5.000		03/01/2035	12,579,264
19,405,000	NYC GO6	5.000		04/01/2035	19,121,899
5,400,000	NYC GO6	5.000		08/01/2035	5,317,915
60,000	NYC GO1	5.100		11/01/2019	61,414
20,000,000	NYC GO6	5.250		03/01/2021	21,112,900
5,000	NYC GO1	5.250		08/01/2021	5,003
25,530,000	NYC GO6	5.250		06/01/2027	25,797,157
5,000	NYC GO1	5.375		12/01/2026	5,062
5,000	NYC GO1	5.375		03/01/2027	5,670
37,945,000	NYC GO6	5.375		06/01/2032	38,345,607
50,000	NYC GO1	5.500		08/01/2022	50,034
5,000	NYC GO1	5.500		12/01/2031	5,062
5,000	NYC GO1	5.950		08/01/2014	5,069
40,000	NYC GO1	6.154	[4]	10/01/2012	37,097
20,000	NYC GO1	7.000		02/01/2010	20,103
15,000	NYC GO1	7.250		08/15/2024	15,065
5,000	NYC GO1	7.750		08/15/2028	5,020
837,000	NYC GO RIBS	10.560	[8]	08/12/2010	844,566
837,000	NYC GO RIBS	10.560	[8]	09/01/2011	844,307
4,055,000	NYC HDC (Barclay Avenue)[1]	6.600		04/01/2033	4,054,959
43,361	NYC HDC (Beekman)[1]	6.500		10/15/2017	43,446
291,609	NYC HDC (Bridgeview III)[1,3]	6.500		12/15/2017	292,956
842,169	NYC HDC (Cadman Towers)[1,3]	6.500		11/15/2018	846,060
54,248	NYC HDC (Essex Terrace)[1,3]	6.500		07/15/2018	54,431
313,082	NYC HDC (Forest Park Crescent)[1,3]	6.500		12/15/2017	314,528
5,000,000	NYC HDC (Multifamily Hsg.)[1]	4.700		11/01/2040	4,189,300
3,500,000	NYC HDC (Multifamily Hsg.)[6]	5.000		11/01/2037	3,194,386
60,000	NYC HDC (Multifamily Hsg.)[1]	5.050		11/01/2023	59,213
4,685,000	NYC HDC (Multifamily Hsg.)[6]	5.050		11/01/2039	4,266,826
2,435,000	NYC HDC (Multifamily Hsg.)[6]	5.100		11/01/2027	2,320,750
3,000,000	NYC HDC (Multifamily Hsg.)[6]	5.125		11/01/2032	2,811,750
5,100,000	NYC HDC (Multifamily Hsg.)[1]	5.150		11/01/2037	4,796,142
8,035,000	NYC HDC (Multifamily Hsg.)[1]	5.200		11/01/2040	7,439,607
14,110,000	NYC HDC (Multifamily Hsg.)[6]	5.250		11/01/2030	14,216,745
F9 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$7,205,000	NYC HDC (Multifamily Hsg.)[1]	5.250%	11/01/2045	$6,627,087
5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350	11/01/2037	4,909,008
15,000	NYC HDC (Multifamily Hsg.)[1]	5.400	11/01/2033	14,578
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450	11/01/2040	3,593,742
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	4,739,686
3,090,000	NYC HDC (Multifamily Hsg.)[6]	5.500	11/01/2034	3,081,088
2,840,000	NYC HDC (Multifamily Hsg.)[6]	5.550	11/01/2039	2,827,362
10,910,000	NYC HDC (Multifamily Hsg.)[6]	5.700	11/01/2046	10,958,048
10,470,000	NYC HDC (Multifamily Hsg.), Series A6	5.600	11/01/2042	10,501,724
31,850,000	NYC HDC (Multifamily Hsg.), Series B6	5.350	05/01/2049	29,216,923
11,250,000	NYC HDC (Multifamily Hsg.), Series C6	5.050	11/02/2159	10,112,140
8,365,000	NYC HDC (Multifamily Hsg.), Series C6	5.125	05/01/2040	7,658,014
385,000	NYC HDC (Multifamily Hsg.), Series C1	5.700	05/01/2031	385,504
1,000,000	NYC HDC (Multifamily Hsg.), Series E1	5.200	11/01/2033	945,470
2,155,000	NYC HDC (Multifamily Hsg.), Series F1	5.200	11/01/2032	2,040,634
3,515,000	NYC HDC (Multifamily Hsg.), Series G-1[1]	4.750	11/01/2027	3,212,675
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[6]	4.875	11/01/2039	11,846,934
1,345,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.200	11/01/2038	1,249,599
3,400,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.250	05/01/2046	3,125,688
15,510,000	NYC HDC (Multifamily Hsg.), Series I-2[6]	5.200	11/01/2038	13,941,270
241,764	NYC HDC (St. Martin Tower)[1,3]	6.500	11/15/2018	242,881
2,750,000	NYC HDC, Series C6	5.000	11/01/2026	2,605,726
1,070,000	NYC IDA (A Very Special Place)[1]	5.750	01/01/2029	783,561
3,480,000	NYC IDA (Acme Architectural Products)[1]	6.375	11/01/2019	2,819,566
42,995,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500	07/01/2028	29,442,546
21,915,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	6.000	07/01/2027	16,343,550
225,000	NYC IDA (Allied Metal)[1]	6.375	12/01/2014	196,826
940,000	NYC IDA (Allied Metal)[1]	7.125	12/01/2027	722,465
2,955,000	NYC IDA (Amboy Properties)[1]	6.750	06/01/2020	2,197,634
2,905,000	NYC IDA (American Airlines)	5.400	07/01/2019	1,314,774
32,580,000	NYC IDA (American Airlines)	5.400	07/01/2020	14,746,360
41,550,000	NYC IDA (American Airlines)	6.900	08/01/2024	19,418,808
19,740,000	NYC IDA (American Airlines)[1]	7.125	08/01/2011	19,165,171
540,000	NYC IDA (American Airlines)[1]	7.500	08/01/2016	492,124
18,200,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	15,713,152
69,350,000	NYC IDA (American Airlines)[1]	7.750	08/01/2031	59,478,028
44,860,000	NYC IDA (American Airlines)[1]	8.000	08/01/2028	39,780,054
338,060,000	NYC IDA (American Airlines)[1]	8.500	08/01/2028	314,771,047
3,530,000	NYC IDA (American National Red Cross)[1]	5.000	02/01/2036	2,830,036
4,355,000	NYC IDA (Atlantic Paste & Glue Company)[1]	6.625	11/01/2019	3,603,763
1,160,000	NYC IDA (Atlantic Veal & Lamb)[1]	8.375	12/01/2016	1,069,752
F10 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$295,000	NYC IDA (Baco Enterprises)[1]	7.500%	11/01/2011	$292,908
1,685,000	NYC IDA (Baco Enterprises)[1]	8.500	11/01/2021	1,631,923
1,415,000	NYC IDA (Bark Frameworks)[1]	6.750	11/01/2019	1,164,121
9,985,000	NYC IDA (Berkeley Carroll School)[1]	6.100	11/01/2028	7,633,632
5,500,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	02/15/2022	4,250,235
1,035,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	11/15/2027	796,215
4,220,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	11/15/2034	3,151,834
52,750,000	NYC IDA (British Airways)[1]	5.250	12/01/2032	32,082,023
34,425,000	NYC IDA (British Airways)[1]	7.625	12/01/2032	28,330,742
97,120,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	69,559,286
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	105,854,933
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	18,113,345
16,205,000	NYC IDA (Calhoun School)[1]	6.625	12/01/2034	12,619,968
4,145,000	NYC IDA (Calhoun School)[1]	6.625	12/01/2034	3,228,002
2,895,000	NYC IDA (Center for Elimination of Family Violence)[1]	7.375	11/01/2036	2,306,331
15,540,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	10,610,712
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	2,321,520
29,135,000	NYC IDA (Chapin School)[1]	5.000	11/01/2038	17,786,918
865,000	NYC IDA (Community Hospital of Brooklyn)[1]	6.875	11/01/2010	860,000
1,490,000	NYC IDA (Comprehensive Care Management)[1]	6.000	05/01/2026	1,114,207
3,145,000	NYC IDA (Comprehensive Care Management)[1]	6.125	11/01/2035	2,206,972
3,975,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	2,992,022
1,575,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	1,177,785
1,520,000	NYC IDA (Comprehensive Care Management)[1]	7.875	12/01/2016	1,495,589
620,000	NYC IDA (Comprehensive Care Management)[1]	8.000	12/01/2011	620,081
5,305,000	NYC IDA (Continental Airlines)	8.000	11/01/2012	4,468,667
4,685,000	NYC IDA (Continental Airlines)	8.375	11/01/2016	3,316,699
1,610,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	1,314,742
1,445,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	1,180,001
5,685,000	NYC IDA (Cool Wind Ventilation)[1]	6.075	11/01/2027	4,134,757
3,395,000	NYC IDA (Dioni)[1]	6.625	11/01/2019	2,910,500
475,000	NYC IDA (Eger Harbor House)[1]	5.875	05/20/2044	486,775
5,500,000	NYC IDA (Family Support Systems)[1]	7.500	11/01/2034	4,334,715
7,315,000	NYC IDA (Friends Seminary School)[1]	7.125	09/15/2031	6,524,541
13,780,000	NYC IDA (Gateway School of New York)[1]	5.550	06/01/2039	9,030,999
14,935,000	NYC IDA (General Motors Corp.)[7]	5.125	12/30/2023	2,240,250
1,900,000	NYC IDA (Global Country World Peace)[1]	7.250	11/01/2025	1,408,603
1,800,000	NYC IDA (Global Country World Peace)[1]	7.250	11/01/2025	1,334,466
F11 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$2,175,000	NYC IDA (Good Shepherd Services)[1]	5.875%	06/01/2014	$1,979,576
3,870,000	NYC IDA (Gourmet Boutique)[1]	5.750	05/01/2021	2,881,292
7,290,000	NYC IDA (Guttmacher Institute)[1]	5.750	12/01/2036	4,916,084
2,195,000	NYC IDA (Herbert G. Birch Childhood Project)[1]	8.375	02/01/2022	1,973,283
800,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	638,688
7,890,000	NYC IDA (JetBlue Airways Corp.)[1]	5.000	05/15/2020	5,587,935
11,870,000	NYC IDA (JetBlue Airways Corp.)[1]	5.125	05/15/2030	7,282,482
9,000,000	NYC IDA (JFK International Airport)[1]	8.000	08/01/2012	8,731,800
1,525,000	NYC IDA (Julia Gray)[1]	7.500	11/01/2020	1,283,394
640,000	NYC IDA (Just Bagels Manufacturing)[1]	8.500	11/01/2016	608,704
945,000	NYC IDA (Just Bagels Manufacturing)[1]	8.750	11/01/2026	867,897
345,000	NYC IDA (L&M Optical Disc)[1]	7.125	11/01/2010	336,154
22,575,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.250	03/01/2015	19,711,361
15,390,000	NYC IDA (Liberty-7 World Trade Center)[3]	6.500	03/01/2035	11,071,720
12,000,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.750	03/01/2015	10,842,360
45,500,000	NYC IDA (Liberty-IAC/Interactive Corp.)[1]	5.000	09/01/2035	28,340,130
2,830,000	NYC IDA (Little Red Schoolhouse)[1]	6.750	11/01/2018	2,630,344
105,000	NYC IDA (Lucky Polyethylene Manufacturing Company)[1]	7.000	11/01/2009	103,858
2,995,000	NYC IDA (Lucky Polyethylene Manufacturing Company)[1]	7.800	11/01/2024	2,254,636
2,035,000	NYC IDA (Lycee Francais De New York)[1]	5.375	06/01/2023	1,768,273
23,000,000	NYC IDA (Magen David Yeshivah)[1]	5.700	06/15/2027	17,440,440
3,745,000	NYC IDA (Manhattan Community Access Corp.)[1]	6.000	12/01/2036	2,538,136
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	1,352,670
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	6,549,207
680,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	561,993
4,010,000	NYC IDA (Marymount School of New York)[1]	5.250	09/01/2031	2,947,310
18,190,000	NYC IDA (MediSys Health Network)[1]	6.250	03/15/2024	12,714,446
635,000	NYC IDA (Mesorah Publications)[1]	6.450	02/01/2011	609,238
4,790,000	NYC IDA (Mesorah Publications)[1]	6.950	02/01/2021	4,013,110
8,405,000	NYC IDA (Metro Biofuels)[1]	6.000	11/01/2028	6,254,833
2,800,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	2,362,948
2,145,000	NYC IDA (Morrisons Pastry)[1]	6.500	11/01/2019	1,707,849
25,000	NYC IDA (NYU)[1]	5.000	07/01/2041	24,647
40,000,000	NYC IDA (NYU)[6]	5.250	07/01/2048	39,600,660
3,520,000	NYC IDA (Petrocelli Electric)[1]	8.000	11/01/2017	3,224,778
940,000	NYC IDA (Petrocelli Electric)[1]	8.000	11/01/2018	825,151
10,065,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2027	8,475,535
F12 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$2,240,000	NYC IDA (Precision Gear)[1]	6.375%	11/01/2024	$1,766,464
1,910,000	NYC IDA (Precision Gear)[1]	6.375	11/01/2024	1,455,859
930,000	NYC IDA (Precision Gear)[1]	7.625	11/01/2024	803,353
4,100,000	NYC IDA (PSCH)[1]	6.375	07/01/2033	3,152,859
6,000,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2031	5,260,800
5,500,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2039	4,585,405
33,410,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2046	26,716,975
6,800,000	NYC IDA (Reece School)[1]	7.500	12/01/2037	5,442,584
1,895,000	NYC IDA (Riverdale Terrace Hsg. Devel. Fund)[1]	6.250	11/01/2014	1,682,248
8,595,000	NYC IDA (Riverdale Terrace Hsg. Devel. Fund)[1]	6.750	11/01/2028	6,539,334
1,000,000	NYC IDA (Roundabout Theatre)[1]	5.000	10/01/2023	740,920
280,000	NYC IDA (Sahadi Fine Foods)[1]	6.250	11/01/2009	277,334
4,085,000	NYC IDA (Sahadi Fine Foods)[1]	6.750	11/01/2019	3,259,176
875,000	NYC IDA (Services for the Underserved/Young Adult Institute Obligated Group)[1]	5.000	07/01/2026	600,093
4,380,000	NYC IDA (Showman Fabricators)[1]	7.500	11/01/2028	3,216,628
3,190,000	NYC IDA (South Bronx Overall Economic Devel.)[1]	8.625	12/01/2025	2,534,902
1,625,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	4.750	07/01/2020	1,323,806
995,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	5.250	07/01/2022	747,613
6,230,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	7.875	08/01/2025	5,451,437
5,760,000	NYC IDA (Stallion)[1]	5.500	11/01/2036	3,638,016
955,000	NYC IDA (Stallion)[1]	6.000	11/01/2027	708,371
10,000	NYC IDA (Staten Island University Hospital)[1]	6.375	07/01/2031	7,631
4,360,000	NYC IDA (Staten Island University Hospital)[1]	6.375	07/01/2031	3,327,160
1,440,000	NYC IDA (Staten Island University Hospital)[1]	6.450	07/01/2032	1,083,283
455,000	NYC IDA (Streamline Plastics)[1]	7.750	12/01/2015	395,331
1,275,000	NYC IDA (Streamline Plastics)[1]	8.125	12/01/2025	1,071,842
6,808,500	NYC IDA (Studio School)[1]	7.000	11/01/2038	4,687,720
605,000	NYC IDA (Surprise Plastics)[1]	7.500	11/01/2013	508,757
2,480,000	NYC IDA (Surprise Plastics)[1]	8.500	11/01/2023	1,785,451
7,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2020	6,847,105
7,750,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2021	7,266,090
11,390,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2024	10,420,597
380,000	NYC IDA (The Bank Street College)[1]	5.250	12/01/2021	348,722
1,000,000	NYC IDA (The Bank Street College)[1]	5.250	12/01/2030	848,330
8,800,000	NYC IDA (The Child School)[1]	7.550	06/01/2033	7,226,824
210,000	NYC IDA (Therapy & Learning Center)[1]	7.500	10/01/2011	203,771
3,735,000	NYC IDA (Therapy & Learning Center)[1]	8.250	10/01/2031	3,225,098
8,955,000	NYC IDA (Tides Two Rivers Foundation)[1]	5.650	12/01/2039	5,894,808
4,020,000	NYC IDA (Ulano)[1]	6.900	11/01/2019	3,101,149
32,040,000	NYC IDA (Unicef)[1]	5.300	11/01/2038	20,590,826
F13 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$9,830,000	NYC IDA (Urban Health Plan)[1]	7.050%		09/15/2026	$8,051,458
3,640,000	NYC IDA (Urban Resource Institute)[1]	7.375		11/01/2033	2,825,004
1,250,000	NYC IDA (Utleys)[1]	7.375		11/01/2023	1,126,850
2,800,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2021	2,091,124
1,330,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2028	868,397
3,235,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2028	2,112,229
900,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2031	563,058
1,800,000	NYC IDA (Vaughn College Aeronautics)[1]	5.250		12/01/2036	1,121,310
15,200,000	NYC IDA (Visy Paper)[1]	7.800		01/01/2016	13,983,240
70,500,000	NYC IDA (Visy Paper)[1]	7.950		01/01/2028	61,979,370
1,930,000	NYC IDA (Vocational Instruction)	7.750	[2]	02/01/2033	1,182,202
195,000	NYC IDA (W & W Jewelers)[1]	7.250		02/01/2011	189,944
1,555,000	NYC IDA (W & W Jewelers)[1]	8.250		02/01/2021	1,398,831
5,930,000	NYC IDA (Weizmann Institute)[1]	5.900		11/01/2034	4,495,711
2,900,000	NYC IDA (Weizmann Institute)[1]	5.900		11/01/2034	2,198,577
2,795,000	NYC IDA (Westchester Square Medical Center)	8.000		11/01/2010	2,637,949
6,160,000	NYC IDA (Westchester Square Medical Center)	8.375		11/01/2015	5,137,132
1,565,000	NYC IDA (World Casing Corp.)[1]	6.700		11/01/2019	1,274,771
93,105,000	NYC IDA (Yankee Stadium)[1]	5.000		03/01/2046	72,810,903
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000		03/01/2049	18,552,765
24,270,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.725		11/01/2037	16,063,585
57,700,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2026	58,180,064
50,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2029	50,184
27,500,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2031	27,753,138
11,720,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2032	11,752,218
31,400,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2034	31,422,511
47,440,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2034	47,280,110
40,100,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2037	39,741,707
22,000,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2038	21,745,899
18,000,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2038	17,809,521
18,000,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2039	17,779,500
31,500,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2039	31,114,125
19,740,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2039	19,498,185
29,000,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2039	28,665,048
44,840,000	NYC Municipal Water Finance Authority[6]	5.125		06/15/2032	45,050,197
30,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2032	30,118
30,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2033	30,224
25,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2033	25,187
145,000	NYC Trust for Cultural Resources (Museum of American Folk Art)[1]	6.125		07/01/2030	108,200
14,360,000	NYS DA (Buena Vida Nursing Home)[6]	5.250		07/01/2028	14,372,452
F14 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$10,225,000	NYS DA (Cabrini Westchester)[1]	5.200%		02/15/2041	$9,852,912
2,250,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000		07/01/2027	1,909,733
1,250,000	NYS DA (D’Youville College)[1]	5.250		07/01/2025	1,127,038
15,000	NYS DA (Dept. of Mental Hygiene)[1]	5.250		08/15/2031	15,026
20,000	NYS DA (Ellis Hospital)[1]	5.600		08/01/2025	20,007
3,255,000	NYS DA (L.I. University)[1]	5.125		09/01/2023	2,953,620
1,335,000	NYS DA (L.I. University)[1]	5.250		09/01/2028	1,172,050
1,585,000	NYS DA (L.I. University)[1]	5.500		09/01/2020	1,527,258
1,710,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.375		07/01/2020	1,432,518
405,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.500		07/01/2030	303,965
16,800,000	NYS DA (Maimonides Medical Center)[1]	5.750		08/01/2029	17,404,632
3,865,000	NYS DA (Manhattan College)[1]	5.000		07/01/2041	3,032,595
3,260,000	NYS DA (Manhattan College)[1]	5.300		07/01/2037	2,644,512
18,230,000	NYS DA (Memorial Sloan-Kettering)[6]	5.000		07/01/2035	17,688,798
4,125,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.375		07/01/2029	3,588,750
6,860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875		07/01/2025	6,467,334
2,265,000	NYS DA (New York Methodist Hospital)[1]	5.250		07/01/2033	1,660,857
9,925,000	NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)[3]	1.418	[5]	05/01/2018	7,044,269
62,010,000	NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)[1]	1.518	[5]	05/01/2033	35,795,273
7,250,000	NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)[1]	5.000		05/01/2032	6,453,225
11,000,000	NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)[1]	5.000		05/01/2037	9,466,490
2,000,000	NYS DA (Norwegian Christian Home & Health Center)[1]	6.100		08/01/2041	2,098,320
12,380,000	NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)[1]	5.000		11/01/2034	11,163,541
1,700,000	NYS DA (Nursing Home)[1]	4.900		02/15/2041	1,559,665
7,300,000	NYS DA (Nursing Home)[1]	4.950		02/15/2045	6,692,129
5,000,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2020	4,359,850
11,100,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2026	8,618,151
20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2026	18,026,845
40,320,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2036	32,539,046
4,400,000	NYS DA (NYU Hospitals Center)[1]	5.250		07/01/2024	4,007,564
2,000,000	NYS DA (NYU Hospitals Center)[1]	5.625		07/01/2037	1,778,000
7,275,000	NYS DA (Orange Regional Medical Center)[1]	6.125		12/01/2029	5,721,351
17,980,000	NYS DA (Orange Regional Medical Center)[1]	6.250		12/01/2037	13,781,490
2,925,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000		11/01/2026	2,787,818
6,035,000	NYS DA (Providence Rest)[1]	5.000		07/01/2035	3,532,044
F15 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$2,700,000	NYS DA (Providence Rest)[1]	5.125%		07/01/2030	$1,719,576
3,100,000	NYS DA (Providence Rest)[1]	5.250		07/01/2025	2,181,997
6,260,000	NYS DA (Rochester General Hospital)[1]	5.000		12/01/2025	5,504,418
17,660,000	NYS DA (Rochester General Hospital)[1]	5.000		12/01/2035	14,110,693
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250		10/01/2028	2,055,673
2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375		10/01/2033	3,097,612
1,525,000	NYS DA (School District Bond Financing Program), Series C1	7.500		04/01/2039	1,780,102
50,000	NYS DA (School Districts Financing Program), Series B1	6.000		10/01/2022	51,847
25,000	NYS DA (School Districts Financing Program), Series B1	6.000		10/01/2029	26,037
20,560,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.000		07/01/2030	19,190,910
1,075,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.100		07/01/2034	861,097
5,770,000	NYS DA (Smithtown Special Library District)[1]	6.000		07/01/2028	6,141,184
1,055,000	NYS DA (St. Catherine of Siena Medical Center)[1]	6.000		07/01/2030	984,748
1,505,000	NYS DA (St. Thomas Aquinas College)[1]	5.250		07/01/2028	1,322,263
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250		02/15/2035	5,419,418
11,695,000	NYS DA (Vassar College)[6]	5.000		07/01/2046	11,202,091
2,365,000	NYS EFC (NYS Water Services)[1]	6.000		01/15/2031	2,353,601
50,000	NYS EFC (United Waterworks)[1]	5.150		03/01/2034	42,404
25,000	NYS ERDA (Brooklyn Union Gas Company)[1]	4.700		02/01/2024	22,577
15,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	15,003
7,000,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	11.210	[8]	04/01/2020	7,099,470
16,300,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	12.702	[8]	07/01/2026	16,333,415
23,295,000	NYS ERDA (LILCO)[1]	5.300		11/01/2023	22,366,694
350,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	336,172
100,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	94,911
75,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	71,183
70,000	NYS ERDA (Rochester Gas and Electric)[1]	5.375		05/15/2032	63,143
14,500,000	NYS ERDA (Rochester Gas and Electric)[1]	5.950		09/01/2033	12,675,030
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2038	2,223,597
10,220,000	NYS HFA (Affordable Hsg.)[6]	5.450		11/01/2045	9,798,626
2,415,000	NYS HFA (Children’s Rescue)[1]	7.625		05/01/2018	2,414,928
1,700,000	NYS HFA (Crotona Estates Apartments)[1]	4.950		08/15/2038	1,526,379
980,000	NYS HFA (Friendship)[1]	5.100		08/15/2041	894,270
1,440,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	1,311,653
1,645,000	NYS HFA (Kensico Terrace Apartments)[1]	4.900		02/15/2038	1,441,596
5,000	NYS HFA (Meadow Manor)[1]	7.750		11/01/2019	5,090
F16 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$3,930,000	NYS HFA (Multifamily Hsg.)[1]	4.850%		02/15/2038	$3,457,457
6,580,000	NYS HFA (Multifamily Hsg.)[1]	4.850		11/01/2040	5,732,430
2,860,000	NYS HFA (Multifamily Hsg.)[1]	5.350		08/15/2031	2,787,442
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375		02/15/2035	2,008,344
3,290,000	NYS HFA (Multifamily Hsg.)[1]	5.450		08/15/2032	3,238,775
2,075,000	NYS HFA (Multifamily Hsg.)[1]	5.500		08/15/2030	2,067,157
1,100,000	NYS HFA (Multifamily Hsg.)[1]	5.650		08/15/2030	1,102,530
3,200,000	NYS HFA (Multifamily Hsg.)[1]	5.650		08/15/2030	3,207,360
1,000,000	NYS HFA (Multifamily Hsg.)[1]	5.650		08/15/2031	1,001,910
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650		02/15/2034	1,711,180
2,120,000	NYS HFA (Multifamily Hsg.)[1]	5.700		08/15/2033	2,124,876
680,000	NYS HFA (Multifamily Hsg.)[1]	6.250		02/15/2031	681,727
1,255,000	NYS HFA (Multifamily Hsg.)[1]	6.400		11/15/2027	1,255,841
3,940,000	NYS HFA (Multifamily Hsg.)[1]	6.750		11/15/2036	4,133,296
310,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2009	311,575
340,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2010	341,516
365,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2011	366,529
395,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2012	396,568
425,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2013	426,602
510,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2014	511,877
540,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2015	541,879
580,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2016	581,960
640,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2017	642,042
685,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2018	687,151
70,000	NYS HFA (Service Contract)[1]	5.375		03/15/2023	70,033
35,000	NYS HFA (Service Contract)[1]	6.500		03/15/2025	35,063
40,000,000	NYS IDA (Bronx Parking Devel. Company)	5.875		10/01/2046	22,863,200
180,000	NYS LGSC (SCSB)[3]	7.250		12/15/2011	172,026
810,000	NYS LGSC (SCSB)[3]	7.375		12/15/2016	729,000
980,000	NYS LGSC (SCSB)[3]	7.750		12/15/2021	837,273
240,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400		11/01/2016	241,051
165,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375		11/01/2016	166,112
30,000	NYS Medcare (M.G. Nursing Home)[1]	6.200		02/15/2015	30,102
5,000	NYS UDC (Correctional Facilities)[1]	6.309	[4]	01/01/2013	4,209
25,000	NYS UDC (Subordinated Lien)[1]	5.500		07/01/2016	25,080
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	5.000		09/15/2035	568,965
450,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.300		03/15/2019	363,087
840,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.350		03/15/2029	575,324
3,980,000	Onondaga County, NY IDA (Air Cargo)[1]	6.125		01/01/2032	2,916,942
F17 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$2,000,000	Onondaga County, NY IDA (Air Cargo)[1]	7.250%		01/01/2032	$1,637,720
2,200,000	Onondaga County, NY IDA (Anheuser-Busch)[1]	4.950		07/01/2036	1,637,152
1,150,000	Onondaga County, NY IDA (Community General Hospital)[1]	5.500		11/01/2018	928,959
5,965,000	Onondaga County, NY IDA (Community General Hospital)[1]	6.625		01/01/2018	5,227,070
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2030	1,108,236
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2037	996,364
500,000	Onondaga County, NY IDA Sewage Waste Facilities (Anheuser-Busch Companies)[1]	6.250		12/01/2034	456,815
42,659,598	Onondaga County, NY Res Rec[1]	0.000	[9]	05/01/2022	28,580,224
41,580,000	Onondaga County, NY Res Rec[1]	5.000		05/01/2015	35,371,274
2,500,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2021	2,184,900
2,325,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2031	1,881,065
2,090,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2031	1,690,935
2,500,000	Orange County, NY IDA (Glen Arden)[1]	5.625		01/01/2018	2,054,400
5,590,000	Orange County, NY IDA (Glen Arden)[1]	5.700		01/01/2028	3,979,018
135,000	Orange County, NY IDA (Orange Mental Retardation Properties)[1]	7.800		07/01/2011	135,517
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2021	1,611,980
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	5,599,581
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	1,977,103
7,315,000	Orange County, NY IDA (Tuxedo Place)[3]	7.000		08/01/2032	5,155,246
2,500,000	Orange County, NY IDA (Tuxedo Place)[3]	7.000		08/01/2033	1,751,000
6,870,000	Otsego County, NY IDA (Hartwick College)[1]	5.900		07/01/2022	5,557,074
1,435,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2014	1,367,469
1,520,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2015	1,417,993
1,610,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2016	1,472,490
12,330,000	Peekskill, NY IDA (Drum Hill)[1]	6.375		10/01/2028	8,946,771
955,000	Port Authority NY/NJ (Continental Airlines)[1]	9.000		12/01/2010	955,267
48,415,000	Port Authority NY/NJ (Continental Airlines)[1]	9.125		12/01/2015	48,433,398
15,840,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	14,020,459
31,540,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	27,038,927
17,625,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900		12/01/2017	16,597,991
F18 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$5,910,000	Port Authority NY/NJ (KIAC)[1]	6.750%	10/01/2011	$5,879,682
50,225,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	39,299,054
35,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2026	34,214
240,000	Port Authority NY/NJ, 126th Series[1]	5.125	11/15/2030	229,711
50,000	Port Authority NY/NJ, 127th Series[1]	5.200	12/15/2027	49,531
80,000,000	Port Authority NY/NJ, 135th Series[6]	5.000	03/15/2039	80,045,606
23,025,000	Port Authority NY/NJ, 136th Series[1]	5.125	05/01/2034	22,002,230
19,175,000	Port Authority NY/NJ, 136th Series[6]	5.375	11/01/2028	19,158,130
22,855,000	Port Authority NY/NJ, 136th Series[6]	5.500	11/01/2029	22,982,559
26,000,000	Port Authority NY/NJ, 138th Series[6]	4.750	12/01/2034	23,258,430
27,255,000	Port Authority NY/NJ, 141st Series[6]	4.500	09/01/2029	23,360,299
47,910,000	Port Authority NY/NJ, 143rd Series[6]	5.000	10/01/2030	45,298,905
27,535,000	Port Authority NY/NJ, 143rd Series[6]	5.000	04/01/2036	25,689,664
12,840,000	Port Authority NY/NJ, 146th Series[6]	4.500	12/01/2034	10,808,894
10,000	Port Authority NY/NJ, 146th Series[1]	4.500	12/01/2034	8,401
26,100,000	Port Authority NY/NJ, 146th Series[6]	4.750	12/01/2027	24,126,057
10,000	Port Authority NY/NJ, 146th Series[1]	4.750	12/01/2027	9,236
13,005,000	Port Authority NY/NJ, 147th Series[6]	4.750	10/15/2028	11,825,497
17,790,000	Port Authority NY/NJ, 147th Series[6]	5.000	10/15/2027	17,149,196
20,000,000	Port Authority NY/NJ, 147th Series[6]	5.000	10/15/2032	18,796,435
82,000,000	Port Authority NY/NJ, 151st Series[6]	5.750	03/15/2035	83,498,505
15,000,000	Port Authority NY/NJ, 151st Series[6]	6.000	09/15/2028	15,606,825
101,940,000	Port Authority NY/NJ, 152nd Series[6]	5.250	11/01/2035	98,575,470
13,715,000	Port Authority NY/NJ, 152nd Series[6]	5.250	05/01/2038	13,259,874
22,500,000	Port Authority NY/NJ, 152nd Series[6]	5.750	11/01/2030	22,987,275
50,660,000	Port Authority NY/NJ, 37th Series[6]	5.250	07/15/2034	49,210,111
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000	08/01/2032	2,758,251
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2036	1,367,070
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625	06/01/2035	4,840,596
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	5,412,877
1,805,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.250	09/01/2038	1,744,749
2,470,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.350	09/01/2047	2,464,615
3,020,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.350	09/01/2047	2,911,431
17,165,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	6.900	06/01/2024	17,201,047
1,435,000	Riverhead, NY IDA (Michael Reilly Design)[1]	8.875	08/01/2021	1,200,894
F19 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$6,790,000	Rochester, NY Museum & Science Center[1]	6.125%		12/01/2015	$5,919,454
1,195,000	Rockland County, NY IDA (Crystal Run Village/Rockland County Assoc. for the Learning Disabled Obligated Group)[1]	4.900		07/01/2021	889,546
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	6,987,845
10,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	7,481,909
30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	[4]	08/15/2045	847,800
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.668	[4]	08/15/2060	1,822,500
20,000	Sanford Town, NY GO1	5.250		04/15/2015	21,180
20,000	Sanford Town, NY GO1	5.250		04/15/2016	21,100
25,000	Sanford Town, NY GO1	5.250		04/15/2017	25,931
25,000	Sanford Town, NY GO1	5.250		04/15/2018	25,631
25,000	Sanford Town, NY GO1	5.250		04/15/2019	25,403
25,000	Sanford Town, NY GO1	5.250		04/15/2020	25,170
30,000	Sanford Town, NY GO1	5.250		04/15/2021	30,042
30,000	Sanford Town, NY GO1	5.250		04/15/2022	29,967
30,000	Sanford Town, NY GO1	5.250		04/15/2023	29,768
30,000	Sanford Town, NY GO1	5.250		04/15/2024	29,474
35,000	Sanford Town, NY GO1	5.250		04/15/2025	34,107
35,000	Sanford Town, NY GO1	5.250		04/15/2026	33,860
40,000	Sanford Town, NY GO1	5.250		04/15/2027	38,511
40,000	Sanford Town, NY GO1	5.250		04/15/2028	37,972
40,000	Sanford Town, NY GO1	5.250		04/15/2029	37,561
45,000	Sanford Town, NY GO1	5.250		04/15/2030	42,029
45,000	Sanford Town, NY GO1	5.250		04/15/2031	41,383
50,000	Sanford Town, NY GO1	5.250		04/15/2032	45,723
50,000	Sanford Town, NY GO1	5.250		04/15/2033	45,218
55,000	Sanford Town, NY GO1	5.250		04/15/2034	49,420
60,000	Sanford Town, NY GO1	5.250		04/15/2035	53,196
60,000	Sanford Town, NY GO1	5.250		04/15/2036	52,875
3,000,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.125		12/01/2033	2,426,490
2,650,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000		10/01/2027	1,940,966
40,000,000	Seneca County, NY IDA Solid Waste (Seneca Meadows)[1]	6.625		10/01/2035	35,004,400
22,885,000	SONYMA, Series 106[6]	5.250		04/01/2034	21,238,589
30,225,000	SONYMA, Series 109[6]	4.950		10/01/2034	27,578,922
5,500,000	SONYMA, Series 130[1]	4.650		04/01/2027	4,916,505
F20 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$5,920,000	SONYMA, Series 130[1]	4.800%	10/01/2037	$5,240,739
14,865,000	SONYMA, Series 133[6]	5.050	10/01/2026	14,052,453
23,500,000	SONYMA, Series 137[6]	4.700	10/01/2031	20,080,868
23,005,000	SONYMA, Series 140[6]	4.750	10/01/2037	19,248,042
2,000,000	SONYMA, Series 143[1]	4.850	10/01/2027	1,859,100
2,375,000	SONYMA, Series 143[1]	4.875	10/01/2030	2,176,189
11,745,000	SONYMA, Series 143[6]	4.900	10/01/2037	10,342,403
5,045,000	SONYMA, Series 145[6]	5.125	10/01/2037	4,678,951
5,000,000	SONYMA, Series 148[6]	5.150	10/01/2027	4,813,736
6,370,000	SONYMA, Series 148[6]	5.200	10/01/2032	6,064,064
820,000	SONYMA, Series 152[1]	5.375	04/01/2023	827,815
2,475,000	SONYMA, Series 29[1]	5.450	04/01/2031	2,443,741
6,960,000	SONYMA, Series 35[1]	4.800	10/01/2030	6,298,243
25,000	SONYMA, Series 67[1]	5.700	10/01/2017	25,041
970,000	SONYMA, Series 69[1]	5.500	10/01/2028	970,136
28,400,000	SONYMA, Series 71[6]	5.400	04/01/2029	28,142,185
30,000	SONYMA, Series 71[1]	5.400	04/01/2029	29,657
30,000	SONYMA, Series 73[1]	5.250	10/01/2017	30,188
330,000	SONYMA, Series 73[1]	5.300	10/01/2028	322,384
23,875,000	SONYMA, Series 73-A6	5.300	10/01/2028	23,323,742
305,000	SONYMA, Series 77[1]	5.150	04/01/2029	293,099
10,175,000	SONYMA, Series 79[6]	5.300	04/01/2029	9,960,674
440,000	SONYMA, Series 82[1]	5.650	04/01/2030	440,048
4,575,000	SONYMA, Series 97[1]	5.500	04/01/2031	4,545,903
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	7.250	12/01/2029	3,308,150
1,070,000	Suffolk County, NY IDA (ACLD)[1]	6.000	12/01/2019	898,821
420,000	Suffolk County, NY IDA (ALIA-ACDS)[1]	7.125	06/01/2017	395,632
2,200,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	5.950	10/01/2021	1,711,160
215,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	6.375	06/01/2014	203,207
555,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	6.500	03/01/2018	494,455
600,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	7.500	09/01/2015	591,954
210,000	Suffolk County, NY IDA (ALIA-ADD)[1]	6.950	12/01/2014	202,841
380,000	Suffolk County, NY IDA (ALIA-ADD)[1]	7.125	06/01/2017	355,836
290,000	Suffolk County, NY IDA (ALIA-ADD)[1]	7.500	09/01/2015	286,111
845,000	Suffolk County, NY IDA (ALIA-Adelante)[1]	6.500	11/01/2037	601,006
1,300,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	5.950	11/01/2022	1,000,571
3,000,000	Suffolk County, NY IDA (ALIA-DDI)[1]	5.950	10/01/2021	2,333,400
815,000	Suffolk County, NY IDA (ALIA-DDI)[1]	6.375	06/01/2014	770,297
100,000	Suffolk County, NY IDA (ALIA-DDI)[1]	7.500	09/01/2015	98,659
825,000	Suffolk County, NY IDA (ALIA-FREE)[1]	5.950	10/01/2021	641,685
475,000	Suffolk County, NY IDA (ALIA-FREE)[1]	6.375	06/01/2014	448,946
F21 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,280,000	Suffolk County, NY IDA (ALIA-FREE)[1]	6.950%	12/01/2014	$1,236,365
2,955,000	Suffolk County, NY IDA (ALIA-FREE)[1]	7.125	06/01/2017	2,767,092
600,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	10/01/2021	466,680
745,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	573,404
380,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.000	10/01/2031	269,276
380,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.375	06/01/2014	359,157
435,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.950	12/01/2014	420,171
885,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.125	06/01/2017	828,723
1,945,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.250	12/01/2033	1,606,473
190,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.500	09/01/2015	187,452
2,000,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	5.950	11/01/2022	1,539,340
225,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	6.375	06/01/2014	212,659
520,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	6.950	12/01/2014	502,273
190,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	7.500	09/01/2015	187,452
375,000	Suffolk County, NY IDA (ALIA-MCH)[1]	6.375	06/01/2014	354,431
1,195,000	Suffolk County, NY IDA (ALIA-MCH)[1]	6.950	12/01/2014	1,154,262
1,080,000	Suffolk County, NY IDA (ALIA-MCH)[1]	7.125	06/01/2017	1,011,323
800,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	615,736
665,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	7.500	09/01/2015	656,082
280,000	Suffolk County, NY IDA (ALIA-Pederson-Krag Center)[1]	8.375	06/01/2016	282,316
485,000	Suffolk County, NY IDA (ALIA-SMCFS)[1]	7.500	09/01/2015	478,496
565,000	Suffolk County, NY IDA (ALIA-Suffolk Hostels)[1]	7.500	09/01/2015	557,423
2,000,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	5.950	10/01/2021	1,555,600
160,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	6.375	06/01/2014	151,224
760,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	6.950	12/01/2014	734,092
605,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	7.000	06/01/2016	569,220
390,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	7.500	09/01/2015	384,770
3,530,000	Suffolk County, NY IDA (ALIA-UVBH)[1]	6.500	11/01/2037	2,510,713
800,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	615,736
270,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	6.950	12/01/2014	260,796
675,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.125	06/01/2017	632,077
465,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.500	09/01/2015	458,764
700,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020	566,489
210,000	Suffolk County, NY IDA (DDI)[1]	6.000	12/01/2019	173,149
605,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	489,608
615,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	495,426
5,025,000	Suffolk County, NY IDA (DDI)[1]	7.250	03/01/2024	4,502,551
8,225,000	Suffolk County, NY IDA (DDI)[1]	8.750	03/01/2023	8,101,296
5,000,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2036	2,914,900
2,980,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	2,610,122
     F22 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$3,000,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)[1]	5.375%	01/01/2027	$2,037,360
2,745,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)[1]	5.500	01/01/2037	1,716,366
1,535,000	Suffolk County, NY IDA (Family Residences)[1]	6.000	12/01/2019	1,265,638
1,345,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2027	1,340,118
830,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2034	801,390
45,000	Suffolk County, NY IDA (Federation of Organizations)[1]	7.625	04/01/2010	44,850
2,195,000	Suffolk County, NY IDA (Federation of Organizations)[1]	8.125	04/01/2030	1,794,193
2,585,000	Suffolk County, NY IDA (Gurwin Jewish-Phase II)[1]	6.700	05/01/2039	1,948,030
3,860,000	Suffolk County, NY IDA (Huntington First Aid Squad)[1]	6.650	11/01/2017	3,495,655
240,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	12/01/2019	197,885
1,220,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	10/01/2020	987,309
3,275,000	Suffolk County, NY IDA (Innovative Realty I)[1]	6.000	11/01/2037	2,237,153
8,600,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000	11/01/2028	6,761,062
32,720,000	Suffolk County, NY IDA (Keyspan-Port Jefferson Center)[1]	5.250	06/01/2027	28,425,827
4,065,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.550	02/01/2034	3,206,106
8,000,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)[1]	6.375	01/01/2039	5,456,080
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750	11/01/2036	1,340,376
635,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750	11/01/2036	456,375
2,760,000	Suffolk County, NY IDA (New Interdisciplinary School)[1]	6.750	12/01/2019	2,314,260
7,515,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.300	01/01/2013	6,656,036
26,425,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500	01/01/2023	21,644,982
950,000	Suffolk County, NY IDA (Peconic Landing Retirement Home)[1]	8.000	10/01/2020	939,104
2,850,000	Suffolk County, NY IDA (Peconic Landing Retirement Home)[1]	8.000	10/01/2030	2,744,123
4,800,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	7.200	02/01/2035	3,875,904
50,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	7.625	04/01/2010	49,809
2,545,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	8.125	04/01/2030	2,346,643
F23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$930,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)[1]	5.250%		07/01/2022	$698,774
55,000	Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of Rockville Center)[1]	7.000		04/01/2010	54,568
2,595,000	Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of Rockville Center)[1]	8.000		04/01/2030	2,285,650
520,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000		10/01/2020	420,820
1,905,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	6.000		12/01/2019	1,570,711
3,305,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	7.875		09/01/2041	2,550,832
915,000	Suffolk County, NY IDA (WORCA)[1]	6.000		10/01/2020	740,482
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	0.000	[9]	06/01/2044	66,349,493
12,240,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	9,378,166
29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	22,509,542
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000		06/01/2048	6,161,834
3,857,000	Sullivan County, NY Community College COP[3]	5.750		08/15/2025	2,720,188
3,050,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.625		06/01/2013	2,846,901
13,710,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.875		07/01/2022	10,246,991
5,600,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.000		06/01/2019	4,784,416
13,840,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.000		07/01/2037	9,376,877
4,600,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.500		06/01/2025	3,782,028
4,530,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.950		02/01/2035	3,546,401
1,230,000	Sullivan County, NY IDA (Center for Discovery)[1]	7.250		02/01/2012	1,196,114
9,965,000	Sullivan County, NY IDA (Center for Discovery)[1]	7.750		02/01/2027	9,136,909
7,935,000	Sullivan County, NY IDA (SCCC Dorm Corp. Civic Facility)[1]	7.250		06/01/2027	6,082,654
6,945,000	Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)[1]	8.500		11/01/2031	5,790,880
2,420,000	Syracuse, NY Hsg. Authority (Pavilion on James)[1]	7.500		11/01/2042	1,981,060
168,000,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	130,408,320
1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)[1]	5.375		01/01/2023	702,650
11,290,000	Syracuse, NY IDA (James Square)[1]	7.197	[4]	08/01/2025	3,834,536
725,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2021	672,554
2,050,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2031	1,750,741
75,000	Taconic Hills, NY (Central School District at Craryville)[1]	5.000		06/15/2026	72,910
55,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800		02/01/2028	58,543
1,595,000	Ulster County, NY IDA (Brooklyn Bottling)[1]	8.600		06/30/2022	1,545,204
185,000	Ulster County, NY Res Rec[1]	5.000		03/01/2020	183,239
F24 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	0.000%[9]	06/01/2040	$2,178,415
3,080,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000	06/01/2040	2,389,248
2,175,000	Ulster County, NY Tobacco Asset Securitization Corp.[1,3]	6.250	06/01/2025	1,941,818
3,550,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.850	12/01/2031	3,098,156
2,155,000	Wayne County, NY IDA (ARC)[1]	8.375	03/01/2018	2,155,065
20,000	Westchester County, NY GO1	5.375	12/15/2014	20,142
4,300,000	Westchester County, NY Healthcare Corp., Series A1	5.875	11/01/2025	3,810,101
1,870,000	Westchester County, NY IDA (Beth Abraham Hospital)[1]	8.375	12/01/2025	1,811,488
90,000	Westchester County, NY IDA (Children’s Village)[1]	5.375	03/15/2019	73,638
3,750,000	Westchester County, NY IDA (Children’s Village)[1]	6.000	06/01/2022	2,984,288
1,215,000	Westchester County, NY IDA (Clearview School)[1]	7.250	01/01/2035	1,035,034
3,640,000	Westchester County, NY IDA (Field Home)[1]	6.000	08/15/2017	3,108,851
3,335,000	Westchester County, NY IDA (Field Home)[1]	6.500	08/15/2022	2,683,041
1,300,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375	08/01/2024	1,175,707
1,560,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	1,517,474
3,325,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.000	01/01/2028	2,798,952
755,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.125	01/01/2018	733,483
1,475,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029	1,306,526
1,000,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500	11/01/2013	973,910
1,710,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500	11/01/2033	1,283,355
160,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950	08/01/2024	159,992
130,000	Westchester County, NY IDA (Westchester Resco Company)[1]	5.500	07/01/2009	129,997
2,590,000	Westchester County, NY IDA (Winward School)[1]	5.250	10/01/2031	2,195,517
4,475,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	3,346,002
59,900,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2038	40,572,067
52,770,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	34,291,001
4,415,000	Yonkers, NY IDA (Hudson Scenic Studio)[1]	6.625	11/01/2019	3,733,942
1,590,000	Yonkers, NY IDA (Philipsburgh Hall Associates)	7.500	11/01/2030	1,110,500
730,000	Yonkers, NY IDA (Sacred Heart Assoc.)[1]	4.800	10/01/2026	658,978
2,355,000	Yonkers, NY IDA (Sacred Heart Assoc.)[1]	5.000	10/01/2037	2,050,522
F25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$2,515,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	7.125%		07/01/2031	$2,033,126
1,965,000	Yonkers, NY IDA (St. Joseph’s Hospital)[1]	8.500		12/30/2013	1,953,741
2,960,000	Yonkers, NY IDA (Westchester School)[1]	8.750		12/30/2023	2,625,461
800,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2018	699,248
1,215,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2024	950,580

					6,884,796,602

Other States—0.0%
345,000	York County, SC Pollution Control (Bowater)[3,7]	7.400		01/01/2010	37,950
U.S. Possessions—36.2%
1,025,000	Guam Education Financing Foundation COP[1]	5.000		10/01/2023	878,712
505,000	Guam GO1	5.250		11/15/2037	401,399
6,000,000	Guam GO1	6.750		11/15/2029	5,935,260
10,000,000	Guam GO1	7.000		11/15/2039	9,967,700
4,750,000	Guam Government Waterworks Authority & Wastewater System[1]	5.875		07/01/2035	4,188,598
500,000	Guam Government Waterworks Authority & Wastewater System[1]	6.000		07/01/2025	463,415
300,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	306,801
290,000	Guam Power Authority, Series A1	5.250		10/01/2023	252,825
20,000,000	Guam Power Authority, Series A1	5.250		10/01/2034	16,541,600
2,000,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	1,620,180
35,090,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	25,296,381
9,505,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	6,307,993
17,290,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	13,951,128
55,650,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[9]	07/01/2024	43,284,014
49,000,000	Puerto Rico Aqueduct & Sewer Authority[6]	5.125		07/01/2047	45,498,460
88,365,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	81,128,790
122,070,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	110,889,609
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	4,542,050
56,685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	40,144,884
268,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.617	[4]	05/15/2050	5,904,315
745,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.165	[4]	05/15/2055	8,619,650
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[4]	05/15/2057	33,544,456
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[4]	05/15/2057	25,242,848
20,000	Puerto Rico Commonwealth GO1	5.000		07/01/2026	19,225
26,015,000	Puerto Rico Commonwealth GO1	5.000		07/01/2027	22,555,525
10,625,000	Puerto Rico Commonwealth GO1	5.000		07/01/2029	9,098,825
10,400,000	Puerto Rico Commonwealth GO1	5.000		07/01/2031	8,823,984
16,850,000	Puerto Rico Commonwealth GO1	5.000		07/01/2033	14,139,172
12,230,000	Puerto Rico Commonwealth GO1	5.000		07/01/2034	10,228,071
F26 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$27,240,000	Puerto Rico Commonwealth GO1	5.000%		07/01/2035	$22,648,698
7,480,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	6,457,185
17,180,000	Puerto Rico Commonwealth GO1	5.250		07/01/2025	15,457,877
12,395,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	11,132,197
4,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	3,592,480
5,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2027	4,469,150
2,920,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	2,574,856
14,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	12,731,870
10,230,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	8,875,037
43,385,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	37,224,764
5,000,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	4,425,900
7,850,000	Puerto Rico Commonwealth GO1	5.500		07/01/2029	7,166,344
79,300,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	71,647,550
18,985,000	Puerto Rico Commonwealth GO1	6.000		07/01/2038	18,254,837
13,350,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2027	12,292,413
4,000,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2032	3,504,440
31,650,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2037	27,116,454
60,000,000	Puerto Rico Electric Power Authority, Series UU6	1.329	[5]	07/01/2029	33,012,000
106,500,000	Puerto Rico Electric Power Authority, Series UU1	1.489	[5]	07/01/2025	52,371,375
197,100,000	Puerto Rico Electric Power Authority, Series UU1	1.509	[5]	07/01/2031	96,174,945
5,000,000	Puerto Rico Electric Power Authority, Series VV1	5.250		07/01/2029	4,767,900
30,000,000	Puerto Rico Electric Power Authority, Series VV1	5.250		07/01/2030	28,499,700
13,000,000	Puerto Rico Electric Power Authority, Series WW1	5.250		07/01/2033	11,707,280
45,090,000	Puerto Rico Electric Power Authority, Series WW1	5.500		07/01/2038	41,660,906
55,000	Puerto Rico HFC[1]	5.100		12/01/2018	55,496
9,515,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	8,221,912
4,845,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2030	4,425,132
4,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2029	3,786,640
270,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	261,981
11,585,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2033	9,721,205
28,565,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	23,230,201
10,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2025	8,747,000
14,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2026	12,842,114
8,500,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	7,369,670
3,145,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	2,682,150
F27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$2,600,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250%		07/01/2023	$2,449,902
17,205,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2030	15,171,369
6,795,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2041	5,851,175
94,120,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	76,090,373
125,620,000	Puerto Rico Highway & Transportation Authority, Series N1	1.339	[5]	07/01/2041	62,652,975
74,940,000	Puerto Rico Highway & Transportation Authority, Series N1	1.339	[5]	07/01/2045	30,631,725
16,080,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2032	14,347,219
53,445,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	45,668,753
3,650,000	Puerto Rico Infrastructure[1]	5.000		07/01/2025	3,071,804
24,755,000	Puerto Rico Infrastructure[1]	5.000		07/01/2031	19,659,183
6,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	4,643,640
34,490,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	26,693,191
202,145,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	153,874,795
147,520,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	110,974,870
15,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	12,964,800
2,750,000	Puerto Rico Infrastructure[1]	5.500		07/01/2028	2,366,568
16,955,000	Puerto Rico Infrastructure	5.650	[4]	07/01/2029	3,609,041
65,725,000	Puerto Rico Infrastructure	5.730	[4]	07/01/2045	3,953,359
25,000,000	Puerto Rico Infrastructure	5.800	[4]	07/01/2032	4,038,750
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	4,136,347
1,080,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	925,992
1,575,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		12/01/2021	1,291,421
5,750,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	4,271,100
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	4,642,157
38,000,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	38,011,400
2,325,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	5.625		07/01/2017	1,950,303
985,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	5.625		07/01/2027	695,735
8,770,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500		07/01/2018	7,689,273
12,380,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500		07/01/2026	9,952,653
2,450,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.600		05/01/2014	2,269,778
5,250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	4,080,090
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)[1]	5.750		06/01/2029	3,489,500
500,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2021	456,985
F28 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$8,000,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250%		09/01/2031	$6,710,000
5,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2024	4,515,850
4,990,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2025	4,487,956
4,975,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	2,125,668
6,395,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	2,732,008
1,940,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2026	1,662,813
90,855,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2036	71,129,471
7,500,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2037	5,843,025
23,585,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	20,193,477
102,185,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	84,405,832
120,000	Puerto Rico Public Buildings Authority[1]	5.375		07/01/2033	100,897
3,600,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2034	3,625,200
1,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2021	1,517,670
7,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	7,438,050
8,000,000	Puerto Rico Public Buildings Authority[10]	6.500		07/01/2030	7,927,680
7,500,000	Puerto Rico Public Buildings Authority[10]	6.750		07/01/2036	7,490,700
276,445,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.250		08/01/2057	261,689,021
643,700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.401	[4]	08/01/2054	34,109,663
40,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	38,813,175
221,800,000	Puerto Rico Sales Tax Financing Corp., Series A	5.939	[4]	08/01/2056	10,176,184
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[4]	08/01/2042	3,762,900
80,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[4]	08/01/2043	9,417,600
30,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[9]	08/01/2032	18,930,000
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C6	5.750		08/01/2057	96,183,311
34,075,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2042	33,400,997
4,525,000	University of Puerto Rico[1]	5.000		06/01/2026	3,871,681
5,280,000	University of Puerto Rico, Series P1	5.000		06/01/2030	4,359,960
24,375,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	20,127,656
65,780,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	52,054,345
9,230,000	University of V.I. , Series A1	5.375		06/01/2034	7,737,878
2,040,000	University of V.I. , Series A1	6.250		12/01/2029	1,537,344
3,650,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500		07/01/2021	3,618,574
15,000	V.I. HFA, Series A1	6.450		03/01/2016	15,017
18,720,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2031	15,906,197
550,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2033	462,270
27,733,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500		07/01/2021	27,494,219
F29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$11,700,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875%		07/01/2022	$10,962,315
8,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	7,668,320
750,000	V.I. Public Finance Authority, Series A1	5.250		10/01/2024	678,225
1,000,000	V.I. Public Finance Authority, Series A1	5.500		10/01/2018	970,510
16,220,000	V.I. Public Finance Authority, Series A1	5.500		10/01/2022	15,174,459
7,500,000	V.I. Public Finance Authority, Series A1	5.625		10/01/2025	7,039,575
50,000	V.I. Public Finance Authority, Series A1	5.625		10/01/2025	46,931
3,830,000	V.I. Public Finance Authority, Series E1	6.000		10/01/2022	3,646,773
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[4]	05/15/2035	895,326
2,500,000	V.I. Water & Power Authority[1]	5.500		07/01/2017	2,457,225

					2,776,575,703

Total Investments, at Value (Cost $11,628,599,318)—126.1%					9,661,410,255
Liabilities in Excess of Other Assets—(26.1)					(1,999,623,836)

Net Assets—100.0%					$7,661,786,419

Footnotes to Statement of Investments

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.

3.	Illiquid security. The aggregate value of illiquid securities as of June 30, 2009 was $45,077,146, which represents 0.59% of the Fund’s net assets. See Note 5 of accompanying Notes.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

7.	Issue is in default. See Note 1 of accompanying Notes.

8.	Represents the current interest rate for a variable rate bond known as an “inverse floater.” See Note 1 of accompanying Notes.

9.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10.	When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See Note 1 of accompanying Notes.
F30 | ROCHESTER FUND MUNICIPALS

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
New York	$—	$6,884,796,602	$—	$6,884,796,602
Other States	—	37,950	—	37,950
U.S. Possessions	—	2,776,575,703	—	2,776,575,703

Total Assets	$—	$9,661,410,255	$—	$9,661,410,255

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down	LILCO	Long Island Lighting Corp.
	Syndrome	LIMC	Long Island Medical Center
ACLD	Adults and Children with Learning and	LVH	Little Village House
	Developmental Disabilities	MCH	Maryhaven Center of Hope
ADD	Aid to the Developmentally Disabled	MMC	Mercy Medical Center
ALIA	Alliance of Long Island Agencies	MTA	Metropolitan Transportation Authority
ARC	Assoc. of Retarded Citizens	NSLIJHS	North Shore Long Island Jewish Health
CCRC	Continuing Care Retirement		System
	Community	NSUHGC	North Shore University Hospital at Glen
CFGA	Child and Family Guidance Assoc.		Cove
CHSLI	Catholic Health Services of Long Island	NY/NJ	New York/New Jersey
CNGCS	Central Nassau Guidance and	NYC	New York City
	Counseling Services	NYS	New York State
COP	Certificates of Participation	NYU	New York University
CSMR	Community Services for the Mentally	PSCH	Professional Service Centers for the
	Retarded		Handicapped, Inc.
DA	Dormitory Authority	RIBS	Residual Interest Bonds
DDI	Developmental Disabilities Institute	Res Rec	Resource Recovery Facility
DRIVERS	Derivative Inverse Tax Exempt Receipts	ROLs	Residual Option Longs
EFC	Environmental Facilities Corp.	SCCC	Sullivan County Community College
ERDA	Energy Research and Devel. Authority	SCHRC	St. Charles Hospital and Rehabilitation
FREE	Family Residences and Essential		Center
	Enterprises	SCSB	Schuyler Community Services Board
GJSR	Gurwin Jewish Senior Residences	SCSMC	St. Catherine of Sienna Medical Center
GO	General Obligation	SFH	St. Francis Hospital
GSHMC	Good Samaritan Hospital Medical Center	SLCD	School for Language and Communication Devel.
HDC	Housing Devel. Corp.	SMCFS	St. Mary’s Children and Family Services
HFA	Housing Finance Agency	SONYMA	State of New York Mortgage Agency
HFC	Housing Finance Corp.	SUNY	State University of New York
HH	Harmony Heights, Inc.	SV	Sienna Village
HHS	Harmony Heights School	TASC	Tobacco Settlement Asset-Backed
IDA	Industrial Devel. Agency		Bonds
IGHL	Independent Group Home for Living	TFABs	Tobacco Flexible Amortization Bonds
ITEMECF	Industrial, Tourist, Educational, Medical	UBF	University of Buffalo Foundation
	and Environmental Community	UCPAGS	United Cerebral Palsy Assoc. of Greater
	Facilities		Suffolk
JCC	Jewish Community Center	UDC	Urban Devel. Corp.
JDAM	Julia Dyckman Andrus Memorial	UVBH	United Veteran’s Beacon House
JFK	John Fitzgerald Kennedy	V.I.	United States Virgin Islands
L.I.	Long Island	WORCA	Working Organization for Retarded
LGSC	Local Government Services Corp.		Children and Adults
LIHIA	Long Island Head Injury Assoc.	YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
F32 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2009

Assets
Investments, at value (cost $11,628,599,318)—see accompanying statement of investments	$9,661,410,255
Cash	5,143,161
Receivables and other assets:
Interest	167,529,148
Investments sold	42,712,449
Shares of beneficial interest sold	6,425,571
Other	6,383,078

Total assets	9,889,603,662

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	1,546,180,000
Payable on borrowings (See Note 6)	597,800,000
Investments purchased (including $15,175,290 purchased on a when-issued or delayed delivery basis)	54,128,111
Shares of beneficial interest redeemed	14,782,635
Dividends	8,144,982
Distribution and service plan fees	3,066,717
Trustees’ compensation	1,715,525
Interest expense on borrowings	329,190
Transfer and shareholder servicing agent fees	279,463
Shareholder communications	37,134
Other	1,353,486

Total liabilities	2,227,817,243

Net Assets	$7,661,786,419

Composition of Net Assets
Paid-in capital	$10,422,925,003
Accumulated net investment income	63,744,111
Accumulated net realized loss on investments	(857,693,632)
Net unrealized depreciation on investments	(1,967,189,063)

Net Assets	$7,661,786,419

F33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,253,054,729 and 454,783,576 shares of beneficial interest outstanding)	$13.75
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$14.44
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $244,504,049 and 17,799,972 shares of beneficial interest outstanding)	$13.74
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,107,770,064 and 80,690,741 shares of beneficial interest outstanding)	$13.73
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $56,457,577 and 4,106,712 shares of beneficial interest outstanding)	$13.75
See accompanying Notes to Financial Statements.
F34 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2009

Investment Income
Interest	$334,587,959

Expenses
Management fees	16,542,403
Distribution and service plan fees:
Class A	4,284,890
Class B	1,213,083
Class C	5,126,701
Transfer and shareholder servicing agent fees:
Class A	1,115,311
Class B	151,255
Class C	310,543
Class Y	10,842
Shareholder communications:
Class A	69,115
Class B	7,786
Class C	12,928
Class Y	352
Borrowing fees	18,837,713
Interest expense and fees on short-term floating rate notes issued (See Note 1)	12,492,577
Interest expense on borrowings	4,460,104
Accounting service fees	1,076,358
Trustees’ compensation	278,023
Custodian fees and expenses	30,374
Other	395,735

Total expenses	66,416,093
Less reduction to custodian expenses	(3,425)

Net expenses	66,412,668

Net Investment Income	268,175,291

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(165,307,649)
Net change in unrealized depreciation on investments	1,370,048,280

Net Increase in Net Assets Resulting from Operations	$1,472,915,922

See accompanying Notes to Financial Statements.
F35 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2009	December 31,
	(Unaudited)	2008

Operations
Net investment income	$268,175,291	$551,787,583
Net realized loss	(165,307,649)	(594,234,589)
Net change in unrealized depreciation	1,370,048,280	(3,118,793,146)

Net increase (decrease) in net assets resulting from operations	1,472,915,922	(3,161,240,152)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(209,422,404)	(427,487,508)
Class B	(7,606,367)	(19,605,070)
Class C	(32,348,056)	(63,394,535)
Class Y	(1,886,545)	(3,464,039)

	(251,263,372)	(513,951,152)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	98,799,280	(399,337,703)
Class B	(34,933,277)	(206,427,989)
Class C	28,895,286	(90,900,546)
Class Y	3,308,515	13,872,271

	96,069,804	(682,793,967)

Net Assets
Total increase (decrease)	1,317,722,354	(4,357,985,271)
Beginning of period	6,344,064,065	10,702,049,336

End of period (including accumulated net investment income of $63,744,111 and $46,832,192, respectively)	$7,661,786,419	$6,344,064,065

See accompanying Notes to Financial Statements.
F36 | ROCHESTER FUND MUNICIPALS

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended June 30, 2009

Cash Flows from Operating Activities
Net increase in net assets from operations	$1,472,915,922
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(604,451,893)
Proceeds from disposition of investment securities	793,821,800
Short-term investment securities, net	21,348,383
Premium amortization	5,245,988
Discount accretion	(34,670,947)
Net realized loss on investments	165,307,649
Net change in unrealized depreciation on investments	(1,370,048,280)
Decrease in interest receivable	3,853,769
Increase in receivable for securities sold	(28,020,913)
Decrease in other assets	10,457,532
Increase in payable for securities purchased	36,859,382
Decrease in payable for accrued expenses	(2,319,946)

Net cash provided by operating activities	470,298,446

Cash Flows from Financing Activities
Proceeds from bank borrowings	587,000,000
Payments on bank borrowings	(856,300,000)
Payments on short-term floating rate notes issued	(57,180,000)
Proceeds from shares sold	516,698,814
Payments on shares redeemed	(578,931,428)
Cash distributions paid	(94,653,178)

Net cash used in financing activities	(483,365,792)
Net decrease in cash	(13,067,346)
Cash, beginning balance	18,210,507

Cash, ending balance	$5,143,161

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $148,466,800
Cash paid for interest on bank borrowings—$6,348,978
Cash paid for interest on short-term floating rate notes issued—$12,492,577
See accompanying Notes to Financial Statements.
F37 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2009			Year Ended December 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.54	$17.67	$18.82	$18.28	$17.76	$17.62

Income (loss) from investment operations:
Net investment income[1]	.49	.94	.88	.93	.99	1.07
Net realized and unrealized gain (loss)	2.17	(6.19)	(1.17)	.55	.53	.16

Total from investment operations	2.66	(5.25)	(.29)	1.48	1.52	1.23

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.45)	(.88)	(.86)	(.94)	(1.00)	(1.09)

Net asset value, end of period	$13.75	$11.54	$17.67	$18.82	$18.28	$17.76

Total Return, at Net Asset Value[2]	23.42%	(30.84)%	(1.59)%	8.33%	8.76%	7.25%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$6,253	$5,158	$8,541	$7,979	$5,937	$4,699

Average net assets (in millions)	$5,899	$7,688	$8,598	$6,836	$5,327	$4,387

Ratios to average net assets:[3]
Net investment income	7.63%	5.96%	4.78%	5.05%	5.44%	6.09%
Expenses excluding interest and fees on short-term floating rate notes issued	1.35%	0.92%	0.72%	0.72%	0.73%	0.72%
Interest and fees on short-term floating rate notes issued[4]	0.35%	0.68%	0.71%	0.62%	0.46%	0.26%

Total expenses[5]	1.70%	1.60%	1.43%	1.34%	1.19%	0.98%

Portfolio turnover rate	7%	23%	28%	17%	16%	10%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F38 | ROCHESTER FUND MUNICIPALS

	Six Months
	Ended
	June 30, 2009			Year Ended December 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.53	$17.66	$18.80	$18.26	$17.75	$17.60

Income (loss) from investment operations:
Net investment income[1]	.43	.80	.72	.78	.83	.91
Net realized and unrealized gain (loss)	2.17	(6.19)	(1.16)	.54	.52	.18

Total from investment operations	2.60	(5.39)	(.44)	1.32	1.35	1.09

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.39)	(.74)	(.70)	(.78)	(.84)	(.94)

Net asset value, end of period	$13.74	$11.53	$17.66	$18.80	$18.26	$17.75

Total Return, at Net Asset Value[2]	22.88%	(31.50)%	(2.41)%	7.39%	7.77%	6.40%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$245	$237	$591	$906	$955	$1,073

Average net assets (in millions)	$245	$424	$745	$925	$1,006	$1,130

Ratios to average net assets:[3]
Net investment income	6.70%	4.99%	3.88%	4.20%	4.60%	5.23%
Expenses excluding interest and fees on short-term floating rate notes issued	2.29%	1.80%	1.62%	1.60%	1.60%	1.59%
Interest and fees on short-term floating rate notes issued[4]	0.35%	0.68%	0.71%	0.62%	0.46%	0.26%

Total expenses[5]	2.64%	2.48%	2.33%	2.22%	2.06%	1.85%

Portfolio turnover rate	7%	23%	28%	17%	16%	10%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F39 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009			Year Ended December 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.52	$17.65	$18.79	$18.25	$17.74	$17.59

Income (loss) from investment operations:
Net investment income[1]	.44	.80	.71	.76	.82	.91
Net realized and unrealized gain (loss)	2.16	(6.19)	(1.15)	.56	.53	.18

Total from investment operations	2.60	(5.39)	(.44)	1.32	1.35	1.09

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.39)	(.74)	(.70)	(.78)	(.84)	(.94)

Net asset value, end of period	$13.73	$11.52	$17.65	$18.79	$18.25	$17.74

Total Return, at Net Asset Value[2]	22.94%	(31.49)%	(2.39)%	7.40%	7.78%	6.40%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,108	$905	$1,514	$1,256	$712	$498

Average net assets (in millions)	$1,036	$1,350	$1,492	$956	$600	$459

Ratios to average net assets:[3]
Net investment income	6.77%	5.09%	3.90%	4.15%	4.56%	5.22%
Expenses excluding interest and fees on short-term floating rate notes issued	2.22%	1.79%	1.59%	1.58%	1.59%	1.59%
Interest and fees on short-term floating rate notes issued[4]	0.35%	0.68%	0.71%	0.62%	0.46%	0.26%

Total expenses[5]	2.57%	2.47%	2.30%	2.20%	2.05%	1.85%

Portfolio turnover rate	7%	23%	28%	17%	16%	10%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F40 | ROCHESTER FUND MUNICIPALS

	Six Months
	Ended
	June 30, 2009			Year Ended December 31,
Class Y	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.54	$17.67	$18.82	$18.28	$17.76	$17.61

Income (loss) from investment operations:
Net investment income[1]	.50	.96	.89	.95	1.01	1.10
Net realized and unrealized gain (loss)	2.17	(6.19)	(1.15)	.55	.54	.17

Total from investment operations	2.67	(5.23)	(.26)	1.50	1.55	1.27

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.46)	(.90)	(.89)	(.96)	(1.03)	(1.12)

Net asset value, end of period	$13.75	$11.54	$17.67	$18.82	$18.28	$17.76

Total Return, at Net Asset Value[2]	23.51%	(30.74)%	(1.44)%	8.45%	8.93%	7.50%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$56	$44	$56	$22	$11	$8

Average net assets (in millions)	$52	$61	$44	$16	$10	$8

Ratios to average net assets:[3]
Net investment income	7.77%	6.14%	4.91%	5.14%	5.59%	6.27%
Expenses excluding interest and fees on short-term floating rate notes issued	1.20%	0.79%	0.56%	0.60%	0.58%	0.55%
Interest and fees on short-term floating rate notes issued[4]	0.35%	0.68%	0.71%	0.62%	0.46%	0.26%

Total expenses[5]	1.55%	1.47%	1.27%	1.22%	1.04%	0.81%

Portfolio turnover rate	7%	23%	28%	17%	16%	10%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F41 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Rochester Fund Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders’ capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated
F42 | ROCHESTER FUND MUNICIPALS

as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
F43 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of June 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$15,175,290
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $1,546,180,000 as of June 30, 2009, which represents 15.63% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse
F44 | ROCHESTER FUND MUNICIPALS

floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At June 30, 2009, municipal bond holdings with a value of $2,340,954,742 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $1,546,180,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At June 30, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$13,640,000	NY Austin Trust Various States Inverse Certificates	13.618%	6/1/32	$14,040,607
8,935,000	NY Austin Trust Various States Inverse Certificates	13.602	6/1/27	9,202,157
23,960,000	NY Austin Trust Various States Inverse Certificates	7.804	11/1/38	19,920,344
16,400,000	NY Austin Trust Various States Inverse Certificates	11.735	7/1/48	16,000,660
F45 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$67,840,000	NY Liberty Devel. Corp. ROLs[3]	9.111%	10/1/35	$56,685,069
10,905,000	NY Liberty Devel. Corp. ROLs[3]	9.091	10/1/35	9,111,891
10,770,000	NY MTA ROLs[3]	14.993	11/15/30	10,999,186
6,615,000	NY Triborough Bridge & Tunnel Authority ROLs[3]	20.728	1/1/27	6,869,876
15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.543	12/1/27	13,686,057
7,700,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.124	12/1/34	5,668,894
13,765,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.070	4/1/36	11,919,664
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.069	10/1/30	21,343,905
12,330,000	NYC GO DRIVERS	10.288	6/1/33	12,095,483
5,605,000	NYC GO DRIVERS	10.287	12/1/33	5,469,639
5,460,000	NYC GO DRIVERS	9.375	8/1/30	5,449,844
2,430,000	NYC GO DRIVERS	10.338	8/1/35	2,347,915
8,735,000	NYC GO DRIVERS	10.335	4/1/35	8,451,899
5,745,000	NYC GO DRIVERS	10.336	3/1/35	5,559,264
7,540,000	NYC GO ROLs	17.712	11/1/34	7,124,697
4,480,000	NYC GO ROLs[3]	19.196	4/1/30	4,478,029
8,900,000	NYC GO ROLs[3]	22.009	6/1/30	10,321,597
5,000,000	NYC GO ROLs	18.612	3/1/21	6,112,900
3,490,000	NYC HDC (Multifamily Hsg.) DRIVERS	15.527	11/1/42	3,521,724
920,000	NYC HDC (Multifamily Hsg.) DRIVERS	12.474	11/1/26	775,726
810,000	NYC HDC (Multifamily Hsg.) DRIVERS	12.841	11/1/27	695,750
1,000,000	NYC HDC (Multifamily Hsg.) DRIVERS	12.893	11/1/32	811,750
1,165,000	NYC HDC (Multifamily Hsg.) DRIVERS	12.530	11/1/37	859,386
1,560,000	NYC HDC (Multifamily Hsg.) DRIVERS	12.678	11/1/39	1,141,826
2,790,000	NYC HDC (Multifamily Hsg.) DRIVERS	12.886	5/1/40	2,083,014
775,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	19.232	11/1/34	766,088
710,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	19.493	11/1/39	697,362
2,730,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	20.082	11/1/46	2,778,048
3,955,000	NYC HDC (Multifamily Hsg.) ROLs[3]	16.028	11/1/30	4,061,745
12,110,000	NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs[3]	12.561	5/1/49	9,476,923
17,005,000	NYC Municipal Water Finance Authority DRIVERS	14.018	6/15/39	16,415,947
14,425,000	NYC Municipal Water Finance Authority DRIVERS	18.213	6/15/26	14,905,064
14,950,000	NYC Municipal Water Finance Authority DRIVERS	14.203	6/15/32	15,160,197
3,910,000	NYC Municipal Water Finance Authority DRIVERS	13.815	6/15/32	3,942,218
15,815,000	NYC Municipal Water Finance Authority DRIVERS	13.825	6/15/34	15,655,110
6,005,000	NYC Municipal Water Finance Authority DRIVERS	13.815	6/15/38	5,814,521
F46 | ROCHESTER FUND MUNICIPALS

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$6,875,000	NYC Municipal Water Finance Authority ROLs	17.698%	6/15/31	$7,128,138
10,025,000	NYC Municipal Water Finance Authority ROLs	17.698	6/15/37	9,666,707
7,875,000	NYC Municipal Water Finance Authority ROLs	17.698	6/15/39	7,489,125
4,935,000	NYC Municipal Water Finance Authority ROLs	17.608	6/15/39	4,693,185
4,500,000	NYC Municipal Water Finance Authority ROLs	17.718	6/15/39	4,279,500
10,470,000	NYC Municipal Water Finance Authority ROLs[3]	12.795	6/15/34	10,492,511
8,205,000	NYS DA (Memorial Sloan-Kettering) DRIVERS	10.336	7/1/35	7,663,798
5,265,000	NYS DA (Vassar College) DRIVERS	10.334	7/1/46	4,772,091
2,830,000	NYS DA ROLs[3]	22.314	7/1/28	2,842,452
3,410,000	NYS HFA ROLs[3]	14.474	11/1/45	2,988,626
3,750,000	Port Authority NY/NJ ROLs[3]	21.203	9/15/28	4,356,825
4,895,000	Port Authority NY/NJ, 11588th Series ROLs	15.990	10/15/27	4,254,196
3,580,000	Port Authority NY/NJ, 11588th Series ROLs	15.063	10/15/28	2,400,497
5,500,000	Port Authority NY/NJ, 11588th Series ROLs	15.999	10/15/32	4,296,435
9,090,000	Port Authority NY/NJ, 11589th Series ROLs	11.832	9/1/29	5,195,299
11,880,000	Port Authority NY/NJ, 136th Series DRIVERS	8.225	11/1/28	11,863,130
11,430,000	Port Authority NY/NJ, 136th Series DRIVERS	10.235	11/1/29	11,557,559
13,000,000	Port Authority NY/NJ, 138th Series DRIVERS	8.719	12/1/34	10,258,430
24,005,000	Port Authority NY/NJ, 151st Series DRIVERS	15.680	3/15/35	25,320,714
4,570,000	Port Authority NY/NJ, 152nd Series DRIVERS	14.170	5/1/38	4,114,874
20,000,000	Port Authority NY/NJ, 3090th Series DRIVERS	9.795	11/1/35	18,679,800
26,670,000	Port Authority NY/NJ, 3094th Series DRIVERS	13.824	3/15/39	26,715,606
7,500,000	Port Authority NY/NJ, 3114th Series DRIVERS	15.804	11/1/30	7,987,275
30,970,000	Port Authority NY/NJ, 3114th Series DRIVERS	9.795	11/1/35	28,925,670
3,335,000	Port Authority NY/NJ, 3115th Series DRIVERS	15.796	3/15/35	3,517,791
25,330,000	Port Authority NY/NJ, 37th Series DRIVERS	9.731	7/15/34	23,880,111
4,750,000	Puerto Rico Aqueduct & Sewer Authority ROLs[3]	17.835	7/1/47	3,392,260
15,000,000	Puerto Rico Aqueduct & Sewer Authority ROLs	9.472	7/1/47	12,856,200
15,000,000	Puerto Rico Electric Power Authority ROLs[3]	0.926	7/1/29	(11,988,000)
92,150,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	13.839	8/1/57	77,394,021
23,815,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.126	8/1/57	24,753,311
18,135,000	SONYMA ROLs[3]	7.528	10/1/34	15,488,922
5,760,000	SONYMA ROLs[3]	13.924	4/1/29	5,603,270
3,395,000	SONYMA ROLs[3]	14.018	4/1/29	3,180,674
3,715,000	SONYMA ROLs[3]	14.323	4/1/29	3,613,915
7,635,000	SONYMA ROLs[3]	13.867	4/1/34	5,988,589
7,965,000	SONYMA ROLs[3]	14.020	10/1/28	7,413,742
4,960,000	SONYMA ROLs[3]	13.258	10/1/26	4,147,453
5,875,000	SONYMA ROLs[3]	8.883	10/1/37	4,472,403
11,750,000	SONYMA ROLs[3]	8.481	10/1/31	8,330,868
11,505,000	SONYMA ROLs[3]	8.580	10/1/37	7,748,042
1,685,000	SONYMA, Series 145 DRIVERS	13.150	10/1/37	1,318,951
1,665,000	SONYMA, Series 148 DRIVERS	13.261	10/1/27	1,478,736
2,125,000	SONYMA, Series 148 DRIVERS	13.391	10/1/32	1,819,064

				$794,774,742

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F32 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
F47 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $692,532,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2009, securities with an aggregate market value of $2,280,400, representing 0.03% of the Fund’s net assets, were in default.
     The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of June 30, 2009, securities with an aggregate market value of $605,880, representing 0.01% of the Fund’s net assets, were subject to these forbearance agreements. Interest and principal payments are owed to the Fund under these agreements in the amount of $0.
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S.
F48 | ROCHESTER FUND MUNICIPALS

federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2008, the Fund had unused capital loss carryforwards as follows:

Expiring

2011	$48,711,816
2012	30,332,900
2016	447,366,348

Total	$526,411,064

As of June 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $691,718,713 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$11,770,698,771

Gross unrealized appreciation	$57,977,484
Gross unrealized depreciation	(2,167,266,000)

Net unrealized depreciation	$(2,109,288,516)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2007 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date have each elected a distribution method with respect
F49 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

to their benefits under the Plan. During the six months ended June 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$135,835
Payments Made to Retired Trustees	309,630
Accumulated Liability as of June 30, 2009	1,456,232
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
F50 | ROCHESTER FUND MUNICIPALS

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	31,054,638	$401,646,225	89,008,037	$1,424,853,098
Dividends and/or distributions reinvested	9,353,259	122,472,166	18,235,572	280,237,109
Redeemed	(32,691,987)	(425,319,111)	(143,419,427)	(2,104,427,910)

Net increase (decrease)	7,715,910	$98,799,280	(36,175,818)	$(399,337,703)

Class B
Sold	746,214	$9,732,950	2,026,140	$32,616,607
Dividends and/or distributions reinvested	360,161	4,701,829	822,369	12,775,841
Redeemed	(3,860,620)	(49,368,056)	(15,778,775)	(251,820,437)

Net decrease	(2,754,245)	$(34,933,277)	(12,930,266)	$(206,427,989)

Class C
Sold	7,006,449	$91,150,531	19,408,899	$308,824,693
Dividends and/or distributions reinvested	1,514,688	19,793,012	3,145,174	48,232,262
Redeemed	(6,345,796)	(82,048,257)	(29,840,156)	(447,957,501)

Net increase (decrease)	2,175,341	$28,895,286	(7,286,083)	$(90,900,546)

F51 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Class Y
Sold	639,739	$8,261,507	2,460,486	$39,921,521
Dividends and/or distributions reinvested	114,432	1,499,793	180,139	2,737,989
Redeemed	(493,691)	(6,452,785)	(1,931,896)	(28,787,239)

Net increase	260,480	$3,308,515	708,729	$13,872,271

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$604,451,893	$793,821,800
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.54%
Next $150 million	0.52
Next $1.75 billion	0.47
Next $3 billion	0.46
Next $3 billion	0.45
Next $6 billion	0.44
Over $14 billion	0.42
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2009, the Fund paid $1,076,358 to the Manager for accounting and pricing services.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2009, the Fund paid $1,633,293 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
F52 | ROCHESTER FUND MUNICIPALS

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$32,756,819
Class C	30,629,943
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

June 30, 2009	$673,359	$195,700	$266,956	$119,794
F53 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.6489% as of June 30, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended June 30, 2009 equal 0.65% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
F54 | ROCHESTER FUND MUNICIPALS

As of June 30, 2009, the Fund had borrowings outstanding at an interest rate of 0.6489%. Details of the borrowings for the six months ended June 30, 2009 are as follows:

Average Daily Loan Balance	$738,286,740
Average Daily Interest Rate	1.166%
Fees Paid	$8,654,402
Interest Paid	$6,348,978
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 13, 2009, the date the financial statements were available to be issued. This evaluation determined that there were no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The complaints naming the Fund as a defendant also name certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The complaints against the Fund raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. The litigations involving certain other Oppenheimer funds are similar in nature.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
F55 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Fund’s Board of Trustees has also engaged counsel to defend the suits vigorously on behalf of the Fund, the Fund’s Board and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance or the Manager, the Manager believes that these suits should not have any material effect on the operations of the Fund and that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F56 | ROCHESTER FUND MUNICIPALS

REPORT OF SHAREHOLDER MEETING Unaudited
On May 21, 2009 a joint special meeting of shareholders was scheduled to vote on the following proposals. Pursuant to a supplement to the proxy statement dated May 27, 2009, the meeting was adjourned until June 25, 2009 to allow shareholders time to review supplemental information and consider their voting decision. On June 25, 2009, the meeting was reconvened and the two proposals below were approved.
The following is a report of the results from the meeting:
Proposal 1: The election of ten Trustees

Nominee	For	Withheld	Total

Trustees
David Downes	479,359,972	27,369,707	506,729,679
Matthew Fink	479,840,944	26,888,735	506,729,679
Phillip Griffiths	479,344,994	27,384,685	506,729,679
Mary F. Miller	480,032,878	26,696,801	506,729,679
Joel W. Motley	480,038,788	26,690,891	506,729,679
John V. Murphy	479,793,613	26,936,066	506,729,679
Mary Ann Tynan	479,363,382	27,366,297	506,729,679
Joseph M. Wikler	480,180,229	26,549,450	506,729,679
Peter I Wold	480,076,803	26,652,876	506,729,679
Brian F. Wruble	479,489,200	27,240,479	506,729,679
Proposal 3(a): To approve a common Amended and Restated Agreement and Declaration of Trust

For	Against	Abstain	Broker Non-Votes	Total

181,250,799	10,971,135	15,328,146	299,179,599	506,729,679
23 | ROCHESTER FUND MUNICIPALS

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and
24 | ROCHESTER FUND MUNICIPALS

that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load New York municipal debt funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median. The Board also noted that the Fund’s recent performance was improved and its year-to date performance through June 5, 2009 was in the first quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other New York municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expense were lower than or equal to the peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in
25 | ROCHESTER FUND MUNICIPALS

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through November 30, 2009. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
26 | ROCHESTER FUND MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form
N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
27 | ROCHESTER FUND MUNICIPALS

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Audit Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Audit Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Rochester Fund Municipals

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	08/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy Principal Executive Officer

Date:	08/11/2009

By:	/s/ Brian W. Wixted Brian W. Wixted Principal Financial Officer

Date:	08/11/2009